Variable Portfolio – Partners Core Bond Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	6.235%	428,209	401,183
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	4,840,556	4,787,946
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,006,528
American Express Credit Account Master Trust
Series 2023-1 Class A
05/15/2028	4.870%	2,298,000	2,294,810
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	908,000	912,739
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	1,937,000	1,920,107
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,816,894
BA Credit Card Trust
Series 2023-A2 Class A2
11/15/2028	4.980%	7,537,000	7,557,458
Bastion Funding I LLC(a),(c)
Series 2023-1A Class A2
04/25/2038	7.119%	2,638,547	2,669,155
BMW Vehicle Lease Trust
Series 2023-1 Class A4
06/25/2026	5.070%	1,403,000	1,394,715
Business Jet Securities LLC(a)
Series 2021-1A Class A
04/15/2036	2.162%	1,094,551	1,024,055
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	1,560,285	1,447,018
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	3,501,335	3,215,535
Capital One Prime Auto Receivables Trust
Series 2023-1 Class A3
02/15/2028	4.870%	3,225,000	3,215,312
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	846,025	712,243
Carvana Auto Receivables Trust(a)
Series 2023-P3 Class A4
07/10/2029	5.710%	1,418,000	1,425,011
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,272,419
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	6.004%	386,540	384,043
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.916%	165,363	159,148
Series 2003-6 Class 1A5
11/25/2034	4.888%	126,701	123,263
Chase Issuance Trust
Series 2024-A2 Class A
01/15/2031	4.630%	3,447,000	3,434,290
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	7.094%	490,432	494,342
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	315,397	296,725
Series 2019-A Class A2
12/28/2048	3.280%	790,881	726,321
COOF Securitization Trust Ltd.(a),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	2.995%	229,636	15,883
Credit Acceptance Auto Loan Trust(a)
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	4,085,864
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,462,469
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,334,379
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,741,961
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	4,982,456
Subordinated Series 2023-5A Class C
04/17/2034	7.300%	5,390,000	5,371,433
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,611,674

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	1,157,809	1,062,444
Discover Card Execution Note Trust
Series 2023-A1 Class A
03/15/2028	4.310%	2,617,000	2,580,751
Series 2023-A2 Class A
06/15/2028	4.930%	8,120,000	8,105,591
DLLAA LLC(a)
Series 2023-1A Class A3
02/22/2028	5.640%	2,105,000	2,121,614
DT Auto Owner Trust(a)
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	845,903	838,760
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	7,202,643
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	921,033
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,123,094
Exeter Automobile Receivables Trust
Subordinated Series 2022-2A Class D
07/17/2028	4.560%	6,035,000	5,902,424
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,116,782
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,046,547
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,830,000	2,829,918
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	2,561,920	2,530,068
FMC GMSR Issuer Trust(a),(c),(d),(f)
Series 2024-SAT1 Class A
03/25/2027	6.500%	6,275,000	6,128,900
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	3,922,000	3,918,127
Series 2024-A Class A4
06/15/2027	5.050%	915,000	910,668
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	917,544
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,918,371
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2024-1 Class A
08/15/2036	4.870%	2,584,000	2,583,917
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	46,592	46,346
Series 2020-1A Class A
07/16/2040	3.540%	747,323	730,650
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	4,103,519
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	803,780
FREED ABS Trust(a)
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	480,851	479,284
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	2,064,900	2,021,061
Subordinated Series 2022-1FP Class D
03/19/2029	3.350%	4,150,000	3,991,577
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,083,072	1,054,659
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	6,850,954
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	7,894,451
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,935,093
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,149,229
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,272,386
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	814,449
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 Class A3
08/16/2027	4.820%	1,574,000	1,566,632
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	3,040,000	3,058,878
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	149,809	135,490
Series 2017-2A Class A
10/15/2053	3.260%	767,236	685,305
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A
04/15/2055	2.760%	1,063,562	897,849
Goodgreen Trust(a),(c),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	414,789	366,715
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	246,041	217,632
Series 2017-1A Class A2
09/20/2047	4.460%	390,888	354,941
Series 2017-3A Class A2
09/20/2048	3.950%	502,934	444,399
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	9.069%	3,998,500	3,939,196
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A4
04/15/2027	5.170%	2,033,000	2,009,461
Series 2023-C Class A4
09/15/2027	5.840%	1,350,000	1,358,830
Series 2024-A Class A3
03/15/2027	5.020%	2,396,000	2,379,494
Series 2024-A Class A4
02/15/2028	5.070%	909,000	902,333
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,556,587
Series 2022-A Class A3
10/15/2026	2.220%	2,458,832	2,407,871
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,816,438
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,046,797
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,504,395
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	3,708,000	3,679,133
Subordinated Series 2021-A Class C
12/15/2028	2.750%	1,355,631	1,352,963
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,397,290
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,313,503
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,536,106
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	4,886,497
Subordinated Series 2022-1A Class E
07/20/2032	7.580%	5,000,000	4,795,103
LP LMS Asset Securitization Trust(a),(c)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,389,332	6,197,652
Mariner Finance Issuance Trust(a)
Series 2019-AA Class C
07/20/2032	4.010%	1,722,982	1,715,572
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	5,905,378
Subordinated Series 2022-AA Class D
10/20/2037	9.100%	3,650,000	3,777,988
Subordinated Series 2022-AA Class E
10/20/2037	10.980%	5,000,000	5,064,980
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,375,195
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,463,103
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,125,684
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,988,382
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	486,742	477,740
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	2,263,129	2,291,506
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month Term SOFR + 2.264% 12/15/2045	7.590%	860,422	867,274
Navient Private Education Refi Loan Trust(a)
Series 2018-CA Class A2
06/16/2042	3.520%	19,039	18,926
Series 2018-DA Class A2A
12/15/2059	4.000%	1,263,352	1,225,387
Series 2019-A Class A2A
01/15/2043	3.420%	623,926	607,195
Series 2019-CA Class A2
02/15/2068	3.130%	453,889	436,067

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-D Class A2A
12/15/2059	3.010%	1,542,869	1,448,657
Series 2019-FA Class A2
08/15/2068	2.600%	1,136,886	1,063,998
Series 2020-EA Class A
05/15/2069	1.690%	3,058,905	2,750,428
Series 2020-GA Class A
09/16/2069	1.170%	1,063,573	958,081
Series 2021-BA Class A
07/15/2069	0.940%	658,947	578,563
Series 2021-CA Class A
10/15/2069	1.060%	2,567,390	2,257,079
Series 2021-EA Class A
12/16/2069	0.970%	3,613,727	3,121,314
Series 2021-FA Class A
02/18/2070	1.110%	2,273,635	1,943,768
Series 2021-GA Class A
04/15/2070	1.580%	572,733	501,442
Series 2022-A Class A
07/15/2070	2.230%	5,616,628	4,956,372
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	2,378,501	2,039,952
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
90-day Average SOFR + 0.442% Floor 0.180% 10/27/2036	5.803%	551,398	543,370
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	5.783%	1,524,384	1,510,684
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	5.733%	1,833,994	1,813,488
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	5.715%	3,131,981	3,097,363
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	5.735%	2,676,047	2,641,201
Series 2005-4 Class A4
90-day Average SOFR + 0.442% Floor 0.180% 03/22/2032	5.795%	230,749	222,389
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,805,615
Series 2024-A Class A4
09/15/2028	4.970%	958,000	951,651
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,247,231
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	678,130
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	571,580
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	539,022	523,130
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,156,986
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	1,406,966	1,396,812
Series 2022-A Class A4
12/15/2028	4.180%	948,000	934,056
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,644,551
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	193,674	175,549
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	2,270,180	2,225,258
Santander Drive Auto Receivables Trust
Series 2022-2 Class A3
10/15/2026	2.980%	613,252	612,017
Series 2022-3 Class A3
12/15/2026	3.400%	568,253	565,646
Series 2022-4 Class A3
02/16/2027	4.140%	1,379,905	1,373,145
Series 2022-5 Class A3
08/17/2026	4.110%	759,012	756,817
Series 2022-6 Class A3
11/16/2026	4.490%	2,387,631	2,379,877
Series 2022-7 Class A3
04/15/2027	5.750%	1,076,000	1,076,121
Series 2024-1 Class A3
04/17/2028	5.250%	1,670,000	1,668,705
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-6 Class D
02/18/2031	5.690%	6,200,000	6,098,855
Subordinated Series 2023-2 Class C
12/16/2030	5.470%	3,700,000	3,647,614
SART(c)
Series 2017-1 Class X
11/17/2025	4.750%	23,024	23,024
SART(a),(c)
Series 2018-1 Class A
06/15/2025	4.750%	154,813	154,426
SBNA Auto Lease Trust(a)
Series 2024-A Class A3
11/20/2026	5.390%	1,827,000	1,827,179
Series 2024-A Class A4
01/22/2029	5.240%	2,502,000	2,499,728
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,225,000	1,224,725
Series 2024-A Class A4
04/16/2029	5.210%	525,000	525,287
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,772,832
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	3,972,036
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,714,146
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	459,466
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	2,574,617	2,502,630
SMB Private Education Loan Trust(a),(b)
Series 2016-C Class A2B
1-month Term SOFR + 1.214% Floor 1.100% 09/15/2034	6.540%	181,274	181,313
Series 2024-A Class A1B
30-day Average SOFR + 1.450% Floor 1.450% 03/15/2056	6.769%	2,237,000	2,239,684
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	2,571,150	2,489,865
Series 2020-BA Class A1A
07/15/2053	1.290%	708,284	638,446
Series 2021-A Class APT1
01/15/2053	1.070%	3,246,348	2,816,400
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-B Class A
07/17/2051	1.310%	1,099,604	997,857
Series 2021-E Class A1A
02/15/2051	1.680%	2,034,040	1,841,702
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	73,205	70,663
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	212,889	192,668
Series 2021-B Class AFX
02/15/2047	1.140%	1,799,002	1,536,416
Synchrony Card Funding LLC
Series 2023-A1 Class A
07/15/2029	5.540%	4,262,000	4,292,634
Series 2024-A1 Class A
03/15/2030	5.040%	1,701,000	1,701,601
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	1,102,064	1,098,797
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,991,000	1,981,786
Series 2024-1A Class A
09/20/2029	5.050%	2,739,000	2,737,614
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,167,652
Series 2023-B Class A3
02/15/2028	4.710%	2,373,000	2,357,151
Series 2023-C Class A3
04/17/2028	5.160%	3,756,000	3,757,734
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	918,574
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	1,069,950	1,032,205
Series 2021-ST8 Class A
10/20/2029	1.750%	645,479	637,957
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	4,674,060	4,597,870
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	50

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	1,761,000	1,702,900
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,317,215
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,114,910
Series 2024-1 Class A1A
12/20/2028	5.000%	4,148,000	4,139,996
Verizon Master Trust(d)
Series 2022-4 Class A
11/20/2028	3.400%	3,087,000	3,017,682
Series 2022-6 Class A
01/22/2029	3.670%	2,361,000	2,311,291
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,564,183
Verizon Master Trust(a)
Series 2024-2 Class A
12/22/2031	4.830%	1,987,000	1,986,097
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	986,143	977,682
VM Debt LLC(a),(c)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,997,766	4,768,816
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,632,475
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	151,663	148,903
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,228,058
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	5,222,000	5,231,400
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	1,379,141	1,381,261
Total Asset-Backed Securities — Non-Agency (Cost $452,585,916)			436,774,362

Commercial Mortgage-Backed Securities - Agency 5.4%

Fannie Mae Multifamily REMIC Trust(d)
Series 2022-M10 Class A2
01/25/2032	1.938%	7,800,000	6,288,354
Series 2022-M1S Class A2
04/25/2032	2.083%	8,700,000	7,226,753
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,344,701
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	717,667
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,077,418
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,205,777
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,253,503
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,178,022
Series W5FX Class AFX
04/25/2028	3.092%	1,256,000	1,177,650
Federal National Mortgage Association
12/01/2025	3.765%	3,270,793	3,199,715
07/01/2026	4.450%	2,345,768	2,322,547
12/01/2026	3.240%	1,500,000	1,441,071
01/01/2027	3.710%	2,835,869	2,752,013
02/01/2027	3.340%	1,000,000	962,650
05/01/2027	2.430%	2,257,291	2,099,432
06/01/2027	2.370%	4,550,000	4,228,903
06/01/2027	3.000%	1,905,458	1,807,972
06/01/2028	3.570%	2,756,250	2,636,970
11/01/2028	1.740%	7,300,000	6,410,319
11/01/2028	4.250%	539,646	531,742
02/01/2029	3.740%	1,515,000	1,451,880
10/01/2029	3.121%	2,173,809	2,034,963
02/01/2030	2.570%	2,473,165	2,219,170
02/01/2030	2.920%	2,605,629	2,387,680
02/01/2030	3.550%	1,000,000	943,789
05/01/2030	3.420%	8,814,006	8,238,689
06/01/2030	3.130%	4,812,000	4,405,148
07/01/2030	3.850%	4,330,879	4,145,821
02/01/2031	3.260%	6,236,000	5,697,284
01/01/2032	2.730%	2,473,452	2,179,158
01/01/2032	2.730%	1,825,000	1,597,161
01/01/2032	2.780%	2,106,313	1,866,172
01/01/2032	2.970%	1,532,291	1,374,682
02/01/2032	2.990%	2,842,582	2,550,031
05/01/2032	3.090%	5,565,000	4,930,753
06/01/2032	3.540%	7,921,000	7,265,602
11/01/2032	4.180%	6,605,000	6,353,091
11/01/2032	4.230%	3,925,384	3,797,113
11/01/2032	4.705%	3,400,000	3,396,863
12/01/2032	4.830%	4,703,584	4,737,680
01/01/2033	3.820%	8,848,954	8,306,750
11/01/2033	2.430%	1,307,657	1,095,556
12/01/2033	2.500%	1,609,862	1,347,829
04/01/2035	3.330%	2,328,035	2,072,704
10/01/2035	2.880%	5,000,000	4,131,470
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-M10 Class A2
04/25/2027	3.092%	7,659,498	7,331,158
Series 2017-M5 Class A2
04/25/2029	3.176%	1,110,048	1,027,081
Series 2017-T1 Class A
06/25/2027	2.898%	2,754,286	2,588,848
Series 2021-M3 Class 1A1
11/25/2033	1.000%	1,163,924	1,131,546
Federal National Mortgage Association(d)
06/01/2037	5.888%	344,233	342,894
CMO Series 2015-M11 Class A2
04/25/2025	2.849%	1,736,097	1,694,963
Series 2017-M12 Class A2
06/25/2027	3.060%	1,533,145	1,460,310
Series 2018-M10 Class A2
07/25/2028	3.357%	2,679,570	2,544,033
Series 2018-M3 Class A2
02/25/2030	3.069%	870,420	802,391
Series 2018-M4 Class A2
03/25/2028	3.064%	1,114,382	1,052,473
Series 2022-M13 Class A2
06/25/2032	2.593%	11,430,000	9,621,639
Series 2022-M3 Class A2
11/25/2031	1.707%	16,900,000	13,718,991
Series 2023-M8 Class A2
03/25/2033	4.471%	3,685,000	3,607,482
Federal National Mortgage Association(d),(e)
Series 2021-M3 Class X1
11/25/2033	1.919%	33,778,360	2,763,235
Freddie Mac Multiclass Certificates(d),(e)
Series 2021-P011 Class X1
09/25/2045	1.780%	19,805,194	2,341,519
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	9.070%	1,000,000	977,760
Freddie Mac Multifamily Structured Pass Through Certificates(d)
Series K-150 Class A2
09/25/2032	3.710%	13,100,000	12,219,271
Freddie Mac Multifamily Structured Pass-Through Certificates(d)
Series K-152 Class A2 (FHLMC)
11/25/2032	3.780%	6,000,000	5,621,850
Series K153 Class A2 (FHLMC)
12/25/2032	3.820%	5,800,000	5,448,352
Series K-160 Class A2 (FHLMC)
08/25/2033	4.500%	6,000,000	5,916,865
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K753 Class A2 (FHLMC)
10/25/2030	4.400%	3,515,000	3,464,183
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	3,009,398
FREMF Mortgage Trust(a),(d)
Subordinated Series 2015-K44 Class B
01/25/2048	3.718%	3,410,000	3,344,201
Subordinated Series 2016-K59 Class B
11/25/2049	3.580%	2,383,000	2,258,246
Subordinated Series 2019-K92 Class B
05/25/2052	4.198%	6,000,000	5,683,784
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.794%	283,122	282,187
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	5.884%	1,668,237	1,665,215
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.884%	1,681,435	1,677,977
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.884%	897,645	895,940
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	5.894%	295,821	295,293
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	9.185%	7,979,778	7,880,547
Total Commercial Mortgage-Backed Securities - Agency (Cost $276,186,663)			262,059,850

Commercial Mortgage-Backed Securities - Non-Agency 5.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	996,016
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,038,662	1,013,523
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,137,459

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	197,824
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,968,471
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,812,484
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,519,439
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,821,618
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,395,176
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	3,991,284
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,702,184
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,367,579
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,721,827
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,438,762
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	7,882,406
AMSR Trust(a),(d)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	1,917,508
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	1,907,636
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	7.691%	8,000,000	7,674,766
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	557,526	544,551
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	6,402,363
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,578,562
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(e)
CMO Series 2007-T26 Class X1
01/12/2045	0.957%	51,716	5
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	6.140%	6,056,000	6,011,082
Series 2021-XL2 Class A
1-month Term SOFR + 0.803% Floor 0.689% 10/15/2038	6.128%	2,194,096	2,177,640
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	533,994	518,476
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	175,842	0
COMM Mortgage Trust
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,347,056	1,343,478
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,470,379
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,901,419
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,863,324
Subordinated Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,326,522
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,880,544
Commercial Mortgage Trust
Series 2014-CR19 Class ASB
08/10/2047	3.499%	62,339	62,094
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,129,552
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	977,326	956,329
EQUS Mortgage Trust(a),(b)
Series 2021-EQAZ Class A
1-month Term SOFR + 0.864% Floor 0.755% 10/15/2038	6.195%	2,370,952	2,357,619
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,399,743
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,389,019
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,348,959
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	5,027,862
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,283,072
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	7.320%	2,699,167	2,641,886
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	8.670%	7,250,000	6,534,458
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	9.571%	3,898,822	3,962,046
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.821%	2,500,000	2,662,456
FREMF Mortgage Trust(a),(d)
Series 2020-K737 Class B
01/25/2053	3.304%	4,000,000	3,780,142
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,291,717
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,463,089
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	3,914,891
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	3,300,000	2,493,731
GS Mortgage Securities Trust
Series 2015-GC32 Class A3
07/10/2048	3.498%	924,004	900,535
Series 2015-GC32 Class AAB
07/10/2048	3.513%	1,697,574	1,676,218
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,434,481
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	632,807	623,369
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	1,971,779
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	393,706	391,135
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-C28 Class A3
10/15/2048	2.912%	1,795,527	1,765,049
KGS-Alpha SBA COOF Trust(a),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	0.827%	605,511	9,768
CMO Series 2013-2 Class A
03/25/2039	1.673%	868,812	25,291
CMO Series 2014-2 Class A
04/25/2040	2.973%	164,282	7,645
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,372,507
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month Term SOFR + 1.064% Floor 0.950% 11/15/2038	6.390%	3,665,409	3,656,245
Morgan Stanley Capital I Trust(a),(d),(e)
CMO Series 2006-T21 Class X
10/12/2052	0.060%	1,694,133	8
Morgan Stanley Capital I Trust(d)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	855,305
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	1,424,000	1,183,667
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,490,001
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,036,482
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,281,781
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	7,641,462
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,538,008
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,359,517
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,267,321
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,129,907
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,408,171

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,510,040
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	9,000,000	7,928,795
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,338,787
Progress Residential Trust(a),(h)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	4,679,591
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,907,507
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	771,352	729,307
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	4,724,352
Starwood Waypoint Homes Trust(c)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,190,750
Wachovia Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2004-C12 Class
07/15/2041	0.767%	364,530	814
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	379,517	4
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	6.590%	1,491,742	1,480,555
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $259,587,975)			243,699,126

Convertible Bonds 0.1%

Banking 0.1%
Banco Bilbao Vizcaya Argentaria SA(i),(j)
	9.375%	2,210,000	2,380,465
Banco Santander SA(i),(j)
	9.625%	2,400,000	2,570,842
UBS Group AG(a),(i),(j)
	9.250%	320,000	360,769
	9.250%	315,000	341,018
Total			5,653,094
Total Convertible Bonds (Cost $5,390,868)			5,653,094

Corporate Bonds & Notes 27.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Airbus Group SE(a)
04/10/2047	3.950%	150,000	126,044
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	339,438
09/15/2050	3.000%	209,000	140,728
Boeing Co. (The)
03/01/2028	3.250%	340,000	311,644
02/01/2035	3.250%	872,000	686,944
02/01/2050	3.750%	1,731,000	1,204,290
05/01/2050	5.805%	3,343,000	3,161,791
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	570,648
L3Harris Technologies, Inc.
06/01/2034	5.350%	1,945,000	1,943,230
Lockheed Martin Corp.
08/15/2034	4.800%	1,809,000	1,789,308
05/15/2036	4.500%	400,000	380,187
02/15/2064	5.200%	1,266,000	1,253,044
Northrop Grumman Corp.
05/01/2030	4.400%	1,014,000	986,827
06/01/2054	5.200%	226,000	220,045
Raytheon Technologies Corp.
04/15/2047	4.350%	180,000	153,225
RTX Corp.
03/15/2034	6.100%	2,276,000	2,434,189
03/15/2054	6.400%	3,156,000	3,574,222
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	168,000	183,240
TransDigm, Inc.
11/15/2027	5.500%	685,000	670,575
TransDigm, Inc.(a)
03/01/2032	6.625%	1,130,000	1,141,621
United Technologies Corp.
06/01/2042	4.500%	153,000	136,624
05/15/2045	4.150%	199,000	165,124
11/01/2046	3.750%	450,000	348,768
Total			21,921,756
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	588,913	553,896
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,253,767	1,225,453
Series 2017-1 Class A
01/15/2030	3.550%	390,810	345,840
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class AA
01/15/2030	3.300%	275,866	248,819
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	1,179,103	1,075,542
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,076,250	1,069,020
04/20/2029	5.750%	2,545,000	2,503,516
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	413,359	379,310
Series 2018-1 Class AA
09/20/2031	3.800%	297,238	277,230
Series 2019-1 Class AA
12/15/2032	3.300%	538,794	481,742
Continental Airlines Pass-Through Trust
10/29/2024	4.000%	91,006	89,852
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	206,378	186,376
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,909,000	2,845,200
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	205,878	177,608
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	969,869	859,172
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,005,738
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	160,081	156,629
03/01/2026	4.600%	173,854	166,574
Series 2016-1 Class AA
07/07/2028	3.100%	525,617	481,399
Series 2016-1 Class B
01/07/2026	3.650%	63,681	60,441
Series 2018-1 Class A
03/01/2030	3.700%	1,318,905	1,183,717
Series 2018-1 Class AA
03/01/2030	3.500%	413,673	378,511
Series 2019-1 Class A
08/25/2031	4.550%	704,900	645,231
Series 2019-1 Class AA
08/25/2031	4.150%	788,293	734,621
Total			16,577,541
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2032	3.625%	1,521,000	1,337,803
02/01/2034	5.500%	878,000	874,287
04/15/2052	4.300%	681,000	535,708
ERP Operating LP
12/01/2028	4.150%	164,000	159,071
Essex Portfolio LP
01/15/2031	1.650%	307,000	242,064
06/15/2031	2.550%	784,000	651,290
03/15/2032	2.650%	295,000	243,954
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	262,000	208,142
04/15/2032	4.150%	1,514,000	1,386,558
UDR, Inc.
09/01/2026	2.950%	363,000	342,853
01/15/2030	3.200%	188,000	170,429
08/15/2031	3.000%	115,000	99,907
08/01/2032	2.100%	266,000	208,826
Total			6,460,892
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	1,055,000	1,029,031
04/15/2028	7.000%	500,000	511,484
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,030,000	1,020,112
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,370,000	1,364,829
Clarios Global LP(a)
05/15/2025	6.750%	426,000	426,622
Dana, Inc.
06/15/2028	5.625%	695,000	678,156
Ford Motor Credit Co. LLC
01/08/2026	4.389%	1,685,000	1,643,664
08/10/2026	2.700%	1,117,000	1,041,680
01/09/2027	4.271%	201,000	193,323
08/17/2027	4.125%	2,845,000	2,700,446
02/10/2029	2.900%	4,429,000	3,906,103
05/03/2029	5.113%	948,000	921,003
11/13/2030	4.000%	1,496,000	1,336,734
06/17/2031	3.625%	700,000	605,140
General Motors Financial Co., Inc.
04/07/2025	3.800%	195,000	191,424
05/08/2027	5.400%	245,000	245,733
01/08/2031	2.350%	477,000	394,314
02/08/2031	5.750%	2,460,000	2,486,252
06/10/2031	2.700%	400,000	333,436

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodyear Tire & Rubber Co. (The)
05/31/2025	9.500%	385,000	388,491
07/15/2029	5.000%	455,000	424,512
04/30/2031	5.250%	585,000	537,327
07/15/2031	5.250%	940,000	856,904
Hyundai Capital America(a)
10/15/2025	1.800%	208,000	196,629
01/08/2026	1.300%	2,141,000	1,991,431
03/30/2026	5.500%	904,000	904,945
09/21/2026	5.950%	2,457,000	2,485,316
02/10/2027	3.000%	315,000	295,664
10/15/2027	2.375%	218,000	197,625
01/10/2028	1.800%	331,000	291,799
03/30/2028	5.600%	2,757,000	2,788,626
01/16/2029	6.500%	790,000	829,262
06/26/2030	5.700%	880,000	896,038
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	555,625
Volkswagen Group of America Finance LLC(a)
03/22/2034	5.600%	1,650,000	1,666,892
Total			36,336,572
Banking 7.4%
ABN AMRO Bank NV(a),(j)
10/13/2026	6.575%	500,000	504,956
12/13/2029	2.470%	1,300,000	1,138,437
Subordinated
03/13/2037	3.324%	1,000,000	811,612
AIB Group PLC(a),(j)
04/10/2025	4.263%	655,000	654,608
09/13/2029	6.608%	265,000	276,333
03/28/2035	5.871%	200,000	200,764
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	850,000	843,991
American Express Co.
11/04/2026	1.650%	455,000	417,259
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	259,568
Banco Bilbao Vizcaya Argentaria SA(j)
03/13/2035	6.033%	1,800,000	1,825,784
Subordinated
11/15/2034	7.883%	1,800,000	1,971,184
Banco Santander SA
03/25/2026	1.849%	400,000	373,716
08/08/2028	5.588%	3,800,000	3,855,132
11/07/2028	6.607%	1,400,000	1,480,653
11/07/2033	6.938%	3,400,000	3,751,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA(j)
09/14/2027	1.722%	200,000	182,446
11/07/2027	6.527%	1,400,000	1,436,918
03/14/2030	5.538%	3,000,000	3,000,297
Subordinated
11/22/2032	3.225%	200,000	165,876
Bank of America Corp.(j)
07/22/2027	1.734%	6,052,000	5,581,667
09/15/2027	5.933%	4,823,000	4,888,453
02/04/2028	2.551%	1,545,000	1,435,830
04/24/2028	3.705%	1,800,000	1,721,937
12/20/2028	3.419%	6,542,000	6,141,345
09/15/2029	5.819%	9,576,000	9,820,517
02/13/2031	2.496%	1,689,000	1,453,581
07/23/2031	1.898%	715,000	586,992
04/22/2032	2.687%	1,930,000	1,631,465
02/04/2033	2.972%	2,190,000	1,858,039
04/25/2034	5.288%	5,785,000	5,769,201
09/15/2034	5.872%	4,556,000	4,728,721
01/23/2035	5.468%	3,087,000	3,109,786
06/19/2041	2.676%	4,775,000	3,391,413
Bank of Ireland Group PLC(a),(j)
03/20/2030	5.601%	550,000	549,464
Bank of Montreal
09/25/2028	5.717%	1,000,000	1,027,717
Bank of Montreal(j)
Subordinated
12/15/2032	3.803%	199,000	185,239
Bank of New York Mellon Corp. (The)(j)
10/25/2029	6.317%	345,000	364,106
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	255,738
Banque Federative du Credit Mutuel SA(a)
01/26/2026	4.935%	320,000	317,926
07/13/2026	5.896%	380,000	385,010
10/04/2026	1.604%	745,000	681,545
07/13/2028	5.790%	1,000,000	1,025,424
Barclays PLC(j)
03/12/2028	5.674%	2,630,000	2,639,063
03/12/2030	5.690%	2,630,000	2,643,782
09/13/2034	6.692%	1,981,000	2,111,727
BNP Paribas SA(a),(j)
06/09/2026	2.219%	289,000	277,891
01/13/2027	1.323%	230,000	213,816
01/09/2030	5.176%	3,733,000	3,731,391
05/20/2030	5.497%	680,000	681,201
01/20/2033	3.132%	341,000	290,052
12/05/2034	5.894%	4,985,000	5,211,142
02/20/2035	5.738%	1,750,000	1,761,690
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(a)
01/20/2026	1.000%	401,000	371,842
07/19/2027	4.750%	250,000	246,015
01/18/2028	5.125%	2,950,000	2,941,355
BPCE SA(a),(j)
10/06/2026	1.652%	284,000	266,707
10/19/2027	6.612%	530,000	540,946
10/19/2029	6.714%	1,090,000	1,139,309
01/20/2032	2.277%	855,000	693,754
10/19/2034	7.003%	1,415,000	1,540,873
Subordinated
10/19/2032	3.116%	2,390,000	1,957,236
BPCE SA
12/02/2026	3.375%	350,000	336,461
CaixaBank SA(a),(j)
09/13/2027	6.684%	530,000	541,639
Capital One Financial Corp.(j)
11/02/2027	1.878%	450,000	411,643
10/30/2031	7.624%	2,206,000	2,436,720
Citibank, NA
09/29/2028	5.803%	4,510,000	4,669,488
Citigroup, Inc.(i),(j)
	4.000%	1,197,000	1,147,187
Citigroup, Inc.
12/01/2025	7.000%	261,000	267,939
10/21/2026	3.200%	551,000	524,796
01/15/2028	6.625%	215,000	227,851
Citigroup, Inc.(j)
04/08/2026	3.106%	682,000	664,900
07/24/2028	3.668%	1,140,000	1,083,989
04/23/2029	4.075%	170,000	162,769
02/13/2030	5.174%	690,000	686,790
03/20/2030	3.980%	1,300,000	1,225,330
01/29/2031	2.666%	682,000	591,290
05/01/2032	2.561%	1,860,000	1,549,406
11/03/2032	2.520%	2,275,000	1,865,384
01/25/2033	3.057%	1,735,000	1,472,430
11/17/2033	6.270%	2,550,000	2,692,875
Subordinated
05/25/2034	6.174%	2,100,000	2,133,603
02/13/2035	5.827%	964,000	953,683
Citizens Financial Group, Inc.(j)
01/23/2030	5.841%	2,194,000	2,190,585
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	289,000	284,020
07/21/2026	3.750%	356,000	342,143
Credit Agricole SA(a),(j)
06/16/2026	1.907%	385,000	368,145
01/26/2027	1.247%	1,790,000	1,659,052
10/03/2029	6.316%	1,065,000	1,103,891
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a)
07/05/2026	5.589%	250,000	251,964
Subordinated
01/14/2030	3.250%	685,000	607,555
Credit Suisse AG
04/09/2025	2.950%	315,000	306,610
08/07/2026	1.250%	250,000	227,853
Credit Suisse Group AG(a),(j)
06/05/2026	2.193%	280,000	268,573
02/02/2027	1.305%	2,220,000	2,050,584
01/12/2029	3.869%	250,000	236,376
04/01/2031	4.194%	1,440,000	1,338,034
05/14/2032	3.091%	1,368,000	1,162,348
Credit Suisse Group AG(a)
01/09/2028	4.282%	2,059,000	1,986,261
Danske Bank A/S(a),(j)
12/20/2025	3.244%	500,000	490,303
03/01/2030	5.705%	2,550,000	2,567,767
Deutsche Bank AG(j)
07/13/2027	7.146%	420,000	431,682
01/07/2028	2.552%	250,000	229,508
02/08/2028	5.706%	715,000	714,361
01/18/2029	6.720%	210,000	217,134
Subordinated
01/07/2033	3.742%	3,362,000	2,771,711
DNB Bank ASA(a),(j)
03/30/2028	1.605%	685,000	613,154
Federation des Caisses Desjardins du Quebec(a)
08/23/2025	4.400%	315,000	311,103
Goldman Sachs Bank(j)
03/18/2027	5.283%	4,825,000	4,820,973
Goldman Sachs Group, Inc. (The)(j)
08/10/2026	5.798%	300,000	301,057
03/09/2027	1.431%	898,000	831,610
02/24/2028	2.640%	1,700,000	1,583,071
03/15/2028	3.615%	770,000	736,531
06/05/2028	3.691%	1,301,000	1,244,813
04/23/2029	3.814%	725,000	687,120
10/24/2029	6.484%	3,705,000	3,902,114
04/22/2032	2.615%	2,705,000	2,268,757
02/24/2033	3.102%	4,340,000	3,708,116
02/24/2043	3.436%	200,000	154,627
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	307,000	294,188
02/07/2030	2.600%	546,000	478,125
Subordinated
10/21/2025	4.250%	181,000	177,758

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(j)
08/14/2027	5.887%	1,855,000	1,870,758
11/22/2027	2.251%	575,000	530,047
03/13/2028	4.041%	343,000	330,602
08/11/2028	5.210%	2,050,000	2,044,903
09/22/2028	2.013%	2,500,000	2,233,903
11/03/2028	7.390%	555,000	590,389
08/17/2029	2.206%	1,330,000	1,165,785
05/22/2030	3.973%	2,490,000	2,324,364
08/18/2031	2.357%	484,000	403,154
05/24/2032	2.804%	1,400,000	1,172,219
11/22/2032	2.871%	1,830,000	1,528,906
03/09/2034	6.254%	1,835,000	1,934,298
HSBC USA, Inc.
03/04/2027	5.294%	6,585,000	6,624,492
ING Groep NV(j)
03/19/2030	5.335%	2,230,000	2,224,428
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,640,000	1,772,668
Intesa Sanpaolo SpA(a),(j)
Subordinated
06/01/2042	4.950%	2,956,000	2,205,066
KeyCorp(j)
03/06/2035	6.401%	4,004,000	4,092,894
Lloyds Banking Group PLC(j)
03/18/2026	3.511%	290,000	283,698
05/11/2027	1.627%	356,000	327,798
01/05/2028	5.462%	5,502,000	5,502,324
01/05/2035	5.679%	2,863,000	2,880,563
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	380,500
Subordinated
12/10/2025	4.582%	300,000	294,116
M&T Bank Corp.(j)
03/13/2032	6.082%	1,317,000	1,315,035
Macquarie Bank Ltd.(a),(j)
Subordinated
03/03/2036	3.052%	280,000	231,956
Macquarie Group Ltd.(a),(j)
01/12/2027	1.340%	196,000	181,828
01/15/2030	5.033%	390,000	388,230
Mitsubishi UFJ Financial Group, Inc.(j)
07/20/2027	1.538%	420,000	386,824
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	549,000	460,009
07/18/2039	3.751%	242,000	208,177
Mizuho Financial Group, Inc.(j)
05/25/2026	2.226%	392,000	377,891
05/22/2027	1.234%	385,000	353,388
09/13/2030	2.869%	219,000	194,558
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(j)
04/28/2026	2.188%	1,680,000	1,621,090
07/22/2028	3.591%	889,000	845,128
01/24/2029	3.772%	333,000	316,872
02/01/2029	5.123%	990,000	987,896
04/20/2029	5.164%	875,000	874,447
07/20/2029	5.449%	2,629,000	2,651,630
01/16/2030	5.173%	5,861,000	5,868,337
01/23/2030	4.431%	527,000	510,049
02/13/2032	1.794%	4,653,000	3,720,056
04/28/2032	1.928%	3,130,000	2,511,960
01/21/2033	2.943%	291,000	247,195
10/18/2033	6.342%	3,011,000	3,226,223
07/21/2034	5.424%	860,000	862,690
01/18/2035	5.466%	4,198,000	4,235,444
04/22/2039	4.457%	215,000	195,287
Subordinated
01/19/2038	5.948%	515,000	515,628
Morgan Stanley
01/27/2045	4.300%	170,000	149,331
Morgan Stanley Bank(j)
01/14/2028	4.952%	4,463,000	4,442,807
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	750,000	617,373
National Australia Bank Ltd.(a),(j)
Subordinated
08/02/2034	3.933%	935,000	856,426
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	191,280
Nationwide Building Society(a),(j)
10/18/2027	6.557%	410,000	420,491
NatWest Group PLC(j)
11/10/2026	7.472%	855,000	878,460
03/02/2027	5.847%	340,000	341,627
09/13/2029	5.808%	580,000	589,251
03/01/2035	5.778%	1,230,000	1,247,329
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,398,981
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	201,327
Northern Trust Corp.(j)
Subordinated
05/08/2032	3.375%	231,000	215,374
PNC Financial Services Group, Inc. (The)(j)
10/20/2034	6.875%	1,640,000	1,795,540
01/22/2035	5.676%	400,000	403,786
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	370,752
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(j)
05/08/2030	4.445%	208,000	198,307
Subordinated
11/01/2029	3.754%	273,000	268,558
Santander Holdings USA, Inc.(j)
01/09/2030	6.174%	460,000	464,472
11/09/2031	7.660%	2,206,000	2,400,933
Santander UK Group Holdings PLC(j)
06/14/2027	1.673%	2,071,000	1,894,813
01/11/2028	2.469%	420,000	385,864
01/10/2029	6.534%	1,470,000	1,518,668
Societe Generale SA(a),(j)
12/14/2026	1.488%	2,401,000	2,229,921
01/12/2027	6.447%	600,000	605,916
01/19/2028	2.797%	1,910,000	1,763,488
01/10/2029	6.446%	600,000	615,793
01/19/2030	5.634%	1,553,000	1,547,192
06/09/2032	2.889%	1,240,000	1,017,351
01/19/2035	6.066%	2,065,000	2,077,338
Subordinated
01/19/2055	7.132%	965,000	960,011
Societe Generale SA(a)
01/22/2030	3.000%	354,000	308,961
Subordinated
04/14/2025	4.250%	307,000	301,393
SouthTrust Bank
Subordinated
05/15/2025	7.690%	250,000	252,471
Standard Chartered PLC(a),(j)
01/30/2026	2.819%	494,000	481,430
01/14/2027	1.456%	460,000	426,969
11/16/2028	7.767%	1,600,000	1,711,622
01/09/2029	6.301%	771,000	792,362
02/08/2030	7.018%	607,000	643,139
Subordinated
03/15/2033	4.866%	239,000	227,421
State Street Corp.(i),(j)
	6.700%	2,505,000	2,551,108
Sumitomo Mitsui Financial Group, Inc.
10/19/2026	3.010%	297,000	281,890
01/13/2028	5.520%	310,000	316,092
07/16/2029	3.040%	769,000	697,418
01/13/2030	5.710%	310,000	319,837
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	191,771
SunTrust Banks, Inc.
05/01/2025	4.000%	191,000	187,930
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	2,040,000	2,060,479
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Swedbank AB(a)
09/12/2026	6.136%	550,000	557,712
Toronto-Dominion Bank (The)
07/17/2026	5.532%	905,000	912,919
07/17/2028	5.523%	340,000	347,314
Truist Financial Corp.(j)
10/30/2029	7.161%	4,240,000	4,523,270
01/24/2030	5.435%	2,193,000	2,189,262
01/26/2034	5.122%	1,881,000	1,808,557
06/08/2034	5.867%	599,000	606,321
01/24/2035	5.711%	1,760,000	1,768,157
UBS AG
09/11/2028	5.650%	2,090,000	2,140,033
UBS Group AG(a),(j)
08/10/2027	1.494%	1,884,000	1,713,723
05/12/2028	4.751%	1,880,000	1,840,984
08/13/2030	3.126%	4,530,000	4,039,031
08/05/2033	4.988%	914,000	878,162
09/22/2034	6.301%	1,408,000	1,473,825
02/08/2035	5.699%	1,801,000	1,810,479
UBS Group AG
05/15/2045	4.875%	905,000	841,349
UniCredit SpA(a),(j)
09/22/2026	2.569%	1,095,000	1,043,569
US Bancorp(j)
01/23/2030	5.384%	380,000	381,731
01/23/2035	5.678%	600,000	606,112
Wells Fargo & Co.(j)
02/11/2026	2.164%	273,000	264,849
04/25/2026	3.908%	855,000	839,175
07/25/2029	5.574%	879,000	889,069
10/23/2029	6.303%	4,167,000	4,341,123
01/23/2030	5.198%	5,525,000	5,515,331
02/11/2031	2.572%	2,845,000	2,451,459
07/25/2033	4.897%	4,874,000	4,693,326
04/24/2034	5.389%	1,310,000	1,300,182
07/25/2034	5.557%	1,670,000	1,677,761
10/23/2034	6.491%	3,832,000	4,113,178
01/23/2035	5.499%	2,721,000	2,726,297
04/30/2041	3.068%	2,187,000	1,636,997
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	265,000	257,975
06/14/2046	4.400%	238,000	198,001
Westpac Banking Corp.(j)
Subordinated
02/04/2030	2.894%	556,000	540,999
11/23/2031	4.322%	205,000	197,814
Total			359,840,478

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.1%
BlackRock Funding, Inc.
03/14/2029	4.700%	439,000	439,469
03/14/2034	5.000%	1,272,000	1,277,695
03/14/2054	5.250%	439,000	441,108
Brookfield Finance LLC
04/15/2050	3.450%	211,000	148,246
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	382,212
09/20/2047	4.700%	76,000	66,184
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	644,191
Nomura Holdings, Inc.
07/16/2030	2.679%	290,000	247,986
Total			3,647,091
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	828,440
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,280,000	1,148,439
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	296,528
JELD-WEN, Inc.(a)
12/15/2027	4.875%	550,000	526,354
Knife River Corp.(a)
05/01/2031	7.750%	480,000	503,138
Masco Corp.
10/01/2030	2.000%	400,000	327,850
08/15/2032	6.500%	184,000	196,402
PGT Innovations, Inc.(a)
10/01/2029	4.375%	785,000	802,176
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	562,094
SRS Distribution, Inc.(a)
07/01/2028	4.625%	630,000	635,182
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,805,000	1,722,328
07/15/2030	4.375%	1,025,000	920,505
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	992,662
Total			9,462,098
Cable and Satellite 1.0%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	493,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	4,990,000	4,567,755
03/01/2030	4.750%	5,270,000	4,520,530
02/01/2031	4.250%	1,160,000	944,169
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	1,838,000	1,851,416
02/01/2034	6.650%	960,000	983,914
04/01/2038	5.375%	286,000	248,884
06/01/2041	3.500%	455,000	306,147
03/01/2042	3.500%	3,948,000	2,630,761
03/01/2050	4.800%	392,000	290,017
04/01/2051	3.700%	430,000	266,030
06/01/2052	3.900%	1,640,000	1,043,918
04/01/2053	5.250%	1,096,000	867,509
04/01/2063	5.500%	456,000	357,536
Comcast Corp.
11/15/2027	5.350%	1,741,000	1,774,669
08/15/2034	4.200%	400,000	372,490
03/01/2038	3.900%	1,120,000	974,800
11/01/2039	3.250%	218,000	170,960
04/01/2040	3.750%	259,000	215,194
11/01/2049	3.999%	170,000	137,429
02/01/2050	3.450%	181,000	132,775
11/01/2051	2.887%	486,000	315,729
11/01/2052	4.049%	996,000	801,905
05/15/2053	5.350%	4,385,000	4,350,798
11/01/2056	2.937%	3,865,000	2,433,987
11/01/2063	2.987%	1,270,000	780,589
Cox Communications, Inc.(a)
10/01/2030	1.800%	402,000	322,901
10/01/2050	2.950%	290,000	179,151
CSC Holdings LLC(a)
02/01/2029	6.500%	2,847,000	2,419,950
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,315,000	1,244,158
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,011,628
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,021,489
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	698,349
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,470,000	1,369,495
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,785,921
07/15/2028	4.000%	1,160,000	1,061,399
07/01/2029	5.500%	1,235,000	1,175,870
Time Warner Cable LLC
05/01/2037	6.550%	205,000	194,034
06/15/2039	6.750%	477,000	453,980
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Videotron Ltd.(a)
04/15/2027	5.125%	690,000	675,572
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	841,211
Total			47,288,393
Chemicals 0.3%
Air Products and Chemicals, Inc.
02/08/2034	4.850%	2,191,000	2,167,772
Avient Corp.(a)
08/01/2030	7.125%	810,000	831,399
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	935,000	902,434
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	191,587
Celanese US Holdings LLC
11/15/2030	6.550%	1,378,000	1,450,927
07/15/2032	6.379%	878,000	911,485
Chemours Co. (The)(a)
11/15/2028	5.750%	1,190,000	1,090,841
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	820,000	788,430
Dow Chemical Co. (The)
02/15/2034	5.150%	1,758,000	1,752,818
02/15/2054	5.600%	1,314,000	1,308,743
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,205,000	1,104,542
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	491,116
LYB International Finance III LLC
10/01/2025	1.250%	368,000	345,680
Nutrien Ltd.
04/01/2029	4.200%	155,000	149,707
03/15/2035	4.125%	239,000	217,084
04/01/2049	5.000%	220,000	200,725
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	272,000	217,576
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,126,432
Total			15,249,298
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
01/08/2027	4.500%	2,198,000	2,184,554
02/27/2029	4.850%	2,635,000	2,650,771
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,002,381
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
John Deere Capital Corp.
09/08/2026	5.150%	3,064,000	3,082,502
01/08/2027	4.500%	3,076,000	3,053,167
09/15/2027	4.150%	1,762,000	1,731,152
07/14/2028	4.950%	701,000	706,738
01/16/2029	4.500%	3,076,000	3,045,153
Terex Corp.(a)
05/15/2029	5.000%	520,000	491,068
United Rentals North America, Inc.
01/15/2028	4.875%	1,605,000	1,560,890
01/15/2030	5.250%	765,000	746,173
02/15/2031	3.875%	355,000	317,943
Total			20,572,492
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	527,520
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	836,470
06/01/2028	4.625%	235,000	214,608
Arches Buyer, Inc.(a)
06/01/2028	4.250%	790,000	695,212
CBRE Services, Inc.
04/01/2029	5.500%	878,000	884,098
Ford Foundation (The)
06/01/2070	2.815%	440,000	271,135
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	1,006,479
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,160,000	1,156,524
01/15/2028	6.250%	285,000	279,233
Service Corp. International
06/01/2029	5.125%	980,000	956,709
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	1,112,524
Total			7,940,512
Consumer Products 0.3%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,156,516
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	800,000	792,548
Central Garden & Pet Co.
10/15/2030	4.125%	840,000	753,480
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,055,000	1,031,545
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,330,000	1,233,455

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kenvue, Inc.
03/22/2028	5.050%	1,763,000	1,783,399
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	313,636
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,055,314
Newell, Inc.
04/01/2026	5.200%	1,535,000	1,508,649
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,479,638
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,130,000	1,107,514
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,244,570
Total			13,460,264
Diversified Manufacturing 0.3%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	658,505
Carrier Global Corp.
03/15/2034	5.900%	1,764,000	1,854,649
03/15/2054	6.200%	617,000	679,495
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,090,000	1,132,110
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	1,185,000	1,196,435
Griffon Corp.
03/01/2028	5.750%	1,440,000	1,410,857
Honeywell International, Inc.
03/01/2035	5.000%	2,715,000	2,723,852
03/01/2054	5.250%	1,516,000	1,527,757
03/01/2064	5.350%	906,000	918,476
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,262,752
TriMas Corp.(a)
04/15/2029	4.125%	725,000	658,487
Trinity Industries, Inc.
10/01/2024	4.550%	450,000	444,971
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,010,000	1,031,233
WW Grainger, Inc.
06/15/2045	4.600%	200,000	186,297
Xylem, Inc.
01/30/2031	2.250%	176,000	148,413
Total			15,834,289
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.2%
AEP Transmission Co. LLC
09/15/2049	3.150%	440,000	302,163
08/15/2051	2.750%	600,000	377,094
Alabama Power Co.
02/15/2033	5.700%	159,000	161,689
05/15/2038	6.125%	70,000	74,585
07/15/2051	3.125%	360,000	249,131
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	549,000	454,486
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,178,000	991,438
08/15/2046	3.500%	376,000	280,558
06/01/2053	5.400%	1,320,000	1,315,069
Berkshire Hathaway Energy Co.
05/01/2053	4.600%	197,000	170,563
Calpine Corp.(a)
06/01/2026	5.250%	360,000	356,346
02/15/2028	4.500%	640,000	608,383
CenterPoint Energy Houston Electric LLC
10/01/2028	5.200%	1,317,000	1,340,196
03/01/2034	5.150%	1,054,000	1,062,386
03/01/2052	3.600%	870,000	659,660
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	187,264
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	193,102
Consolidated Edison Co. of New York, Inc.
03/01/2033	5.200%	468,000	476,172
03/15/2034	5.500%	2,647,000	2,735,791
12/01/2051	3.200%	265,000	182,136
11/15/2053	5.900%	881,000	939,796
Constellation Energy Generation LLC
03/01/2033	5.800%	657,000	677,604
10/01/2053	6.500%	970,000	1,069,409
03/15/2054	5.750%	505,000	504,550
Consumers Energy Co.
05/30/2029	4.600%	1,936,000	1,914,134
05/15/2033	4.625%	720,000	700,670
05/01/2060	2.500%	717,000	411,995
08/31/2064	4.350%	186,000	144,847
DTE Electric Co.
03/01/2034	5.200%	1,757,000	1,767,235
06/15/2042	3.950%	364,000	296,711
04/01/2043	4.000%	775,000	647,844
03/01/2050	2.950%	1,376,000	924,944
03/01/2052	3.650%	630,000	476,152
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	215,718
04/15/2031	2.550%	530,000	457,219
03/15/2032	2.850%	1,464,000	1,256,935
01/15/2033	4.950%	882,000	877,271
12/15/2041	4.250%	313,000	268,848
03/15/2052	3.550%	1,066,000	777,457
01/15/2053	5.350%	1,766,000	1,744,040
01/15/2054	5.400%	879,000	874,647
Duke Energy Corp.
06/15/2051	3.500%	243,000	170,642
Duke Energy Florida LLC
12/15/2031	2.400%	1,175,000	986,195
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	147,157
04/01/2050	2.750%	1,905,000	1,208,126
04/01/2053	5.400%	175,000	171,735
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,681,000	1,699,130
02/01/2049	4.300%	295,000	245,404
Duke Energy Progress LLC
03/15/2033	5.250%	877,000	887,566
04/01/2035	5.700%	300,000	301,918
10/15/2046	3.700%	323,000	247,385
09/15/2047	3.600%	300,000	223,893
08/15/2050	2.500%	1,189,000	715,527
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	656,007
10/01/2030	2.532%	373,000	309,120
Edison International
11/15/2028	5.250%	250,000	249,504
Emera US Finance LP
06/15/2046	4.750%	600,000	494,103
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	315,486
07/12/2031	2.250%	1,764,000	1,427,901
Entergy Arkansas LLC
01/15/2033	5.150%	1,767,000	1,773,545
06/15/2051	2.650%	1,376,000	838,475
Entergy Louisiana LLC
06/01/2031	3.050%	161,000	141,068
03/15/2051	2.900%	880,000	557,313
03/15/2054	5.700%	500,000	509,108
Entergy Texas, Inc.
03/15/2031	1.750%	1,609,000	1,298,229
Eversource Energy
07/01/2027	4.600%	232,000	228,230
Exelon Generation Co. LLC
06/15/2042	5.600%	1,590,000	1,570,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	580,000	490,470
Florida Power & Light Co.
09/01/2035	5.400%	205,000	210,709
Fortis, Inc.
10/04/2026	3.055%	211,000	199,797
ITC Holdings Corp.(a)
09/22/2027	4.950%	428,000	425,273
05/14/2030	2.950%	530,000	468,663
06/01/2033	5.400%	700,000	700,327
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	254,031
03/01/2032	2.750%	1,294,000	1,076,388
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	155,546
Kansas City Power & Light Co.
10/01/2041	5.300%	173,000	166,176
06/15/2047	4.200%	400,000	325,550
Metropolitan Edison Co.(a)
04/01/2028	5.200%	1,326,000	1,327,814
01/15/2029	4.300%	1,385,000	1,337,577
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	627,294
08/01/2052	2.700%	1,021,000	636,295
02/01/2055	5.300%	834,000	824,767
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	1,545,000	1,485,793
Mississippi Power Co.
03/15/2042	4.250%	600,000	510,209
07/30/2051	3.100%	1,413,000	938,997
Nevada Power Co.
04/01/2036	6.650%	225,000	243,945
09/15/2040	5.375%	546,000	527,168
New England Power Co.(a)
12/05/2047	3.800%	168,000	129,356
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	257,000	230,265
Northern States Power Co.
06/01/2052	4.500%	440,000	386,520
03/15/2054	5.400%	1,406,000	1,416,010
NRG Energy, Inc.(a)
12/02/2025	2.000%	293,000	275,051
12/02/2027	2.450%	327,000	294,123
06/15/2029	4.450%	199,000	188,338
06/15/2029	5.250%	1,505,000	1,443,441
NRG Energy, Inc.
01/15/2027	6.625%	107,000	107,148
01/15/2028	5.750%	920,000	914,960

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NSTAR Electric Co.
06/01/2051	3.100%	294,000	201,919
Ohio Power Co.
10/01/2051	2.900%	695,000	448,240
Pacific Gas and Electric Co.
07/01/2025	3.450%	690,000	671,414
03/01/2026	2.950%	1,295,000	1,236,735
01/15/2029	6.100%	175,000	180,283
07/01/2030	4.550%	1,648,000	1,566,871
06/15/2033	6.400%	1,430,000	1,506,996
05/15/2034	5.800%	4,034,000	4,070,168
06/01/2041	4.200%	684,000	551,620
04/15/2042	4.450%	2,609,000	2,137,613
08/15/2042	3.750%	183,000	136,253
02/15/2044	4.750%	396,000	333,721
12/01/2047	3.950%	2,745,000	2,055,253
07/01/2050	4.950%	3,767,000	3,245,119
08/01/2050	3.500%	439,000	300,665
01/15/2053	6.750%	20,000	21,821
PacifiCorp
02/15/2050	4.150%	887,000	695,981
PECO Energy Co.
06/15/2050	2.800%	490,000	319,689
09/15/2051	2.850%	1,421,000	914,344
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	884,000	876,293
03/15/2028	3.250%	1,291,000	1,194,185
PG&E Corp.
07/01/2028	5.000%	816,000	790,363
07/01/2030	5.250%	610,000	581,422
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	203,573
03/15/2043	4.150%	250,000	213,585
PPL Electric Utilities Corp.
05/15/2053	5.250%	220,000	217,763
Public Service Co. of Colorado
01/15/2051	2.700%	505,000	305,164
Public Service Co. of Oklahoma
08/15/2051	3.150%	797,000	532,911
Public Service Electric and Gas Co.
08/15/2031	1.900%	2,025,000	1,650,124
05/01/2050	2.700%	551,000	360,173
08/01/2050	2.050%	327,000	185,495
Public Service Enterprise Group, Inc.
10/15/2028	5.875%	1,775,000	1,828,259
04/01/2029	5.200%	1,314,000	1,314,564
04/01/2034	5.450%	613,000	614,141
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	514,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Gas & Electric Co.
08/15/2028	4.950%	640,000	642,500
08/15/2051	2.950%	535,000	361,103
Southern California Edison Co.
03/01/2028	3.650%	200,000	190,450
03/01/2028	5.300%	2,305,000	2,331,351
01/15/2036	5.550%	130,000	129,820
02/01/2038	5.950%	210,000	217,305
03/01/2048	4.125%	888,000	717,456
12/01/2053	5.875%	1,066,000	1,101,636
Southern Power Co.
09/15/2041	5.150%	398,000	371,220
Southwestern Electric Power Co.
04/01/2033	5.300%	370,000	365,294
04/01/2045	3.900%	428,000	326,951
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	288,375
Toledo Edison Co. (The)
05/15/2037	6.150%	205,000	216,841
Tucson Electric Power Co.
04/15/2053	5.500%	410,000	405,949
Union Electric Co.
04/01/2052	3.900%	230,000	181,929
01/15/2054	5.250%	515,000	494,883
Virginia Electric and Power Co.
11/15/2051	2.950%	1,178,000	764,218
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,831,345
07/31/2027	5.000%	690,000	668,590
10/15/2031	7.750%	370,000	387,260
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	77,238
Total			108,866,608
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	245,000	238,847
08/01/2028	4.000%	980,000	903,443
06/15/2029	4.750%	365,000	342,993
01/15/2031	6.750%	450,000	461,181
Republic Services, Inc.
02/15/2031	1.450%	378,000	301,156
Stericycle, Inc.(a)
01/15/2029	3.875%	305,000	276,601
Waste Management, Inc.
02/15/2034	4.875%	1,745,000	1,734,999
Total			4,259,220
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
07/15/2025	6.500%	438,000	442,497
10/29/2026	2.450%	940,000	873,376
10/29/2028	3.000%	235,000	212,853
01/30/2032	3.300%	225,000	192,701
Air Lease Corp.
03/01/2025	3.250%	220,000	215,073
07/01/2025	3.375%	515,000	501,852
10/01/2029	3.250%	225,000	203,875
Aviation Capital Group LLC(a)
12/15/2024	5.500%	417,000	415,044
08/01/2025	4.125%	505,000	492,034
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	739,000	719,303
01/15/2026	5.500%	1,620,000	1,605,173
02/21/2026	2.125%	730,000	680,716
04/15/2026	4.250%	830,000	801,796
05/01/2026	4.375%	269,000	260,248
11/18/2027	2.528%	2,445,000	2,175,705
05/04/2028	6.375%	185,000	189,089
03/01/2029	5.750%	1,596,000	1,590,843
Mitsubishi HC Finance America LLC(a)
09/12/2028	5.807%	500,000	509,852
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,194,941
OneMain Finance Corp.
01/15/2027	3.500%	545,000	505,993
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,533,688
Springleaf Finance Corp.
03/15/2026	7.125%	1,900,000	1,933,960
Total			17,250,612
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,381,000	7,164,075
02/01/2046	4.900%	203,000	192,995
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	27,624
Anheuser-Busch InBev Worldwide, Inc.
04/15/2038	4.375%	1,146,000	1,065,784
06/01/2040	4.350%	505,000	458,080
01/23/2059	5.800%	661,000	711,935
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	909,000	861,565
Campbell Soup Co.
04/24/2030	2.375%	205,000	175,704
04/24/2050	3.125%	249,000	165,261
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	330,216
04/22/2052	4.375%	160,000	139,981
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	399,405
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	300,334
09/01/2032	1.850%	1,000,000	784,101
Constellation Brands, Inc.
01/15/2029	4.800%	1,053,000	1,043,824
05/01/2033	4.900%	879,000	862,426
11/15/2048	5.250%	1,839,000	1,759,537
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	991,335
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	410,000	430,906
11/15/2053	7.250%	3,260,000	3,500,825
Keurig Dr Pepper, Inc.
06/15/2027	3.430%	135,000	128,601
03/15/2034	5.300%	2,196,000	2,205,028
04/15/2052	4.500%	1,664,000	1,427,676
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	1,095,000	1,063,272
Nestle Capital Corp.(a)
03/12/2034	4.875%	1,357,000	1,355,896
03/12/2054	5.100%	1,357,000	1,347,871
PepsiCo, Inc.
07/18/2032	3.900%	2,177,000	2,061,888
Performance Food Group, Inc.(a)
10/15/2027	5.500%	780,000	766,409
Post Holdings, Inc.(a)
04/15/2030	4.625%	915,000	839,869
Tyson Foods, Inc.
03/15/2029	5.400%	1,448,000	1,461,659
03/15/2034	5.700%	2,202,000	2,230,029
Total			36,254,111
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	968,626
MGM Resorts International
04/15/2027	5.500%	1,120,000	1,110,734
Sands China Ltd.
08/08/2025	5.125%	330,000	325,430
01/08/2026	4.300%	710,000	682,102
Sands China Ltd.(j)
03/08/2027	2.300%	275,000	249,125
Station Casinos LLC(a)
02/15/2028	4.500%	905,000	852,567

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	503,971
Wynn Macau Ltd.(a)
10/01/2024	4.875%	505,000	500,481
08/26/2028	5.625%	295,000	279,254
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	763,045
Total			6,235,335
Health Care 0.9%
Abbott Laboratories
11/30/2036	4.750%	297,000	294,372
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,080,000	1,053,519
AdaptHealth LLC(a)
08/01/2029	4.625%	915,000	786,668
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	200,913
Ascension Health
11/15/2029	2.532%	341,000	304,264
Avantor Funding, Inc.(a)
07/15/2028	4.625%	630,000	596,867
Baxter International, Inc.
04/01/2031	1.730%	1,250,000	996,574
Boston Scientific Corp.
03/01/2039	4.550%	84,000	78,611
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	505,000	460,864
Children’s Hospital Corp. (The)
02/01/2050	2.585%	232,000	148,075
Children’s Hospital/DC
07/15/2050	2.928%	760,000	491,256
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,165,000	1,072,173
01/15/2029	6.000%	1,250,000	1,092,089
Cigna Corp.
07/15/2046	4.800%	218,000	198,184
CommonSpirit Health
10/01/2025	1.547%	230,000	216,355
10/01/2029	3.347%	815,000	747,765
10/01/2030	2.782%	228,000	197,818
10/01/2050	3.910%	225,000	175,887
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	443,688
CVS Health Corp.
03/25/2048	5.050%	1,052,000	953,901
06/01/2053	5.875%	617,000	626,725
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
10/10/2025	6.204%	41,972	41,808
01/10/2032	7.507%	79,869	83,952
01/10/2034	5.926%	578,851	567,720
01/10/2036	4.704%	1,456,088	1,329,765
08/11/2036	4.163%	127,821	112,784
DaVita, Inc.(a)
06/01/2030	4.625%	1,640,000	1,467,963
DH Europe Finance II Sarl
11/15/2024	2.200%	2,168,000	2,125,751
Encompass Health Corp.
02/01/2028	4.500%	475,000	452,179
02/01/2030	4.750%	915,000	857,755
04/01/2031	4.625%	210,000	190,846
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	341,000	229,350
Hartford HealthCare Corp.
07/01/2054	3.447%	460,000	334,959
HCA, Inc.
06/15/2026	5.250%	580,000	578,344
06/15/2029	4.125%	1,000,000	946,325
09/01/2030	3.500%	114,000	103,037
03/15/2032	3.625%	229,000	202,704
04/01/2034	5.600%	330,000	332,316
06/15/2039	5.125%	225,000	212,342
06/15/2047	5.500%	1,470,000	1,397,357
06/15/2049	5.250%	1,620,000	1,479,953
07/15/2051	3.500%	102,000	70,496
03/15/2052	4.625%	844,000	705,417
06/01/2053	5.900%	2,952,000	2,968,885
04/01/2054	6.000%	330,000	335,021
Hologic, Inc.(a)
02/15/2029	3.250%	1,045,000	937,150
IQVIA, Inc.(a)
05/15/2027	5.000%	1,073,000	1,047,527
Memorial Health Services
11/01/2049	3.447%	1,230,000	935,307
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,865,000	1,697,607
MultiCare Health System
08/15/2050	2.803%	570,000	343,927
NYU Langone Hospitals
07/01/2055	3.380%	188,000	134,689
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	856,298
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	287,474
Quest Diagnostics, Inc.
06/30/2031	2.800%	179,000	153,462
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
02/01/2027	6.250%	1,400,000	1,399,235
11/01/2027	5.125%	1,860,000	1,818,710
06/01/2029	4.250%	1,091,000	1,013,644
06/15/2030	6.125%	2,170,000	2,167,600
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	324,000	196,452
Total			41,252,679
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	201,000	223,957
08/15/2047	3.875%	1,195,000	912,008
Anthem, Inc.
12/01/2047	4.375%	94,000	80,765
Humana, Inc.
04/15/2031	5.375%	2,195,000	2,197,061
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,809,000	1,799,266
04/15/2029	4.700%	1,357,000	1,353,674
04/15/2031	4.900%	1,809,000	1,810,182
04/15/2034	5.000%	2,262,000	2,264,563
08/15/2039	3.500%	247,000	203,565
05/15/2041	3.050%	415,000	313,821
02/15/2053	5.875%	2,667,000	2,887,145
04/15/2053	5.050%	2,660,000	2,586,022
04/15/2054	5.375%	905,000	920,215
04/15/2064	5.500%	452,000	459,754
Total			18,011,998
Healthcare REIT 0.0%
HCP, Inc.
07/15/2029	3.500%	240,000	222,165
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	651,568
Sabra Health Care LP
12/01/2031	3.200%	440,000	365,898
Total			1,239,631
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	948,125
Independent Energy 0.7%
Aker BP ASA(a)
06/13/2028	5.600%	2,351,000	2,386,288
06/13/2033	6.000%	2,933,000	3,029,733
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,323,549
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
12/31/2028	8.250%	550,000	564,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baytex Energy Corp.(a)
04/01/2027	8.750%	800,000	835,000
04/30/2030	8.500%	660,000	688,591
California Resources Corp.(a)
02/01/2026	7.125%	635,000	638,390
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,186,993
04/15/2029	6.750%	275,000	278,232
Civitas Resources, Inc.(a)
07/01/2028	8.375%	700,000	736,357
11/01/2030	8.625%	230,000	246,913
07/01/2031	8.750%	1,185,000	1,268,826
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	813,432
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	715,000	703,131
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,085,000	1,034,674
ConocoPhillips Co.
09/15/2033	5.050%	760,000	766,812
03/15/2054	5.550%	1,600,000	1,647,826
03/15/2062	4.025%	488,000	386,588
Crescent Energy Finance LLC(a)
05/01/2026	7.250%	690,000	703,503
02/15/2028	9.250%	825,000	871,435
Diamondback Energy, Inc.
03/15/2033	6.250%	878,000	936,227
03/15/2052	4.250%	265,000	214,548
03/15/2053	6.250%	1,813,000	1,954,137
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	363,851
Gulfport Energy Corp.
05/17/2026	8.000%	785,000	796,895
Gulfport Energy Corp.(a)
05/17/2026	8.000%	155,000	157,349
Hess Corp.
04/01/2027	4.300%	1,680,000	1,646,947
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,590,000	1,550,783
Lundin Energy Finance BV(a)
07/15/2026	2.000%	218,000	201,479
Marathon Oil Corp.
10/01/2037	6.600%	150,000	158,202
Oasis Petroleum, Inc.(a)
06/01/2026	6.375%	735,000	737,545

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
02/15/2026	7.750%	275,000	278,565
07/15/2031	9.875%	250,000	278,376
01/15/2032	7.000%	300,000	311,002
Pioneer Natural Resources Co.
08/15/2030	1.900%	436,000	366,640
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,429,249
SM Energy Co.
09/15/2026	6.750%	460,000	460,791
01/15/2027	6.625%	910,000	908,052
Southwestern Energy Co.
09/15/2028	8.375%	615,000	638,033
02/01/2029	5.375%	1,000,000	971,858
Vital Energy, Inc.
01/15/2028	10.125%	375,000	393,945
Vital Energy, Inc.(a)
04/15/2032	7.875%	260,000	264,317
Total			35,129,974
Integrated Energy 0.4%
BP Capital Markets America, Inc.
04/10/2029	4.699%	2,197,000	2,192,060
01/12/2032	2.721%	2,174,000	1,872,979
02/13/2033	4.812%	4,232,000	4,175,753
09/11/2033	4.893%	885,000	879,273
04/10/2034	4.989%	2,189,000	2,186,355
11/10/2050	2.772%	705,000	456,549
06/04/2051	2.939%	341,000	227,713
03/17/2052	3.001%	2,590,000	1,752,038
BP Capital Markets PLC(i),(j)
	4.375%	785,000	770,155
	4.875%	1,765,000	1,686,454
	6.450%	890,000	923,526
Exxon Mobil Corp.
08/16/2039	2.995%	278,000	217,607
08/16/2049	3.095%	346,000	246,696
Shell International Finance BV
11/26/2051	3.000%	2,000,000	1,362,706
Total Capital International SA
06/29/2041	2.986%	477,000	361,127
05/29/2050	3.127%	1,400,000	997,122
Total			20,308,113
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,061,936
Carnival Corp.(a)
08/01/2028	4.000%	820,000	763,830
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	630,000	687,403
Cedar Fair LP
07/15/2029	5.250%	405,000	383,461
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	480,664
Cinemark USA, Inc.(a)
05/01/2025	8.750%	402,000	403,114
07/15/2028	5.250%	445,000	421,344
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	1,205,000	1,218,320
10/15/2027	4.750%	435,000	415,551
Royal Caribbean Cruises Ltd.(a)
01/15/2029	8.250%	1,195,000	1,264,559
01/15/2029	9.250%	610,000	654,417
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	302,000	302,845
Total			8,057,444
Life Insurance 0.2%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	540,000	402,968
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	199,000	218,817
Athene Global Funding(a)
01/08/2026	1.450%	358,000	332,370
11/12/2026	2.950%	1,408,000	1,317,226
F&G Global Funding(a)
06/30/2026	1.750%	130,000	117,818
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	175,016
High Street Funding Trust I(a)
02/15/2028	4.111%	735,000	692,789
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	271,895
Metropolitan Life Global Funding I(a)
09/19/2027	3.000%	170,000	159,265
03/28/2033	5.150%	1,383,000	1,384,148
Mutual of Omaha Cos Global Funding(a)
12/12/2028	5.450%	350,000	356,705
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	377,218
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	209,023
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pricoa Global Funding I(a)
08/28/2026	5.550%	150,000	151,926
Protective Life Global Funding(a)
12/08/2028	5.467%	632,000	643,464
Prudential Financial, Inc.(j)
03/15/2054	6.500%	1,340,000	1,362,797
Prudential Funding Asia PLC
04/14/2030	3.125%	550,000	494,891
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	721,323
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	153,000	140,272
05/15/2047	4.270%	850,000	704,735
Total			10,234,666
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	449,269
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	377,925
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,153,003
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	703,900
Total			2,684,097
Media and Entertainment 0.5%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,420,513
Discovery Communications LLC
09/20/2047	5.200%	365,000	307,055
09/15/2055	4.000%	1,157,000	790,213
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	705,807
iHeartCommunications, Inc.
05/01/2026	6.375%	415,000	353,341
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,025,541
Lamar Media Corp.
02/15/2030	4.000%	970,000	880,904
Meta Platforms, Inc.
05/15/2053	5.600%	2,211,000	2,337,508
05/15/2063	5.750%	1,671,000	1,792,826
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	1,050,000	954,450
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
News Corp.(a)
05/15/2029	3.875%	1,095,000	1,003,328
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,450,000	1,392,164
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	630,000	570,875
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	890,000	709,291
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	192,174
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	963,443
Take-Two Interactive Software, Inc.
04/14/2027	3.700%	142,000	136,281
TEGNA, Inc.
03/15/2028	4.625%	588,000	540,674
09/15/2029	5.000%	895,000	802,807
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	802,645
ViacomCBS, Inc.
05/19/2050	4.950%	715,000	507,024
Warnermedia Holdings, Inc.
03/15/2032	4.279%	2,558,000	2,286,314
03/15/2042	5.050%	1,640,000	1,406,923
Total			21,882,101
Metals and Mining 0.4%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,175,000	1,176,703
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	827,776
Anglo American Capital PLC(a)
03/16/2052	4.750%	973,000	820,753
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	450,000	457,116
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	322,290
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	483,156
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	747,414
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	449,000	419,018
Constellium SE(a)
06/15/2028	5.625%	675,000	656,974
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,000,000	959,471

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/01/2030	4.250%	340,000	322,005
08/01/2030	4.625%	678,000	651,950
11/14/2034	5.400%	1,388,000	1,372,624
Glencore Finance Canada Ltd.(a)
11/15/2041	6.000%	322,000	322,887
10/25/2042	5.550%	396,000	381,772
Glencore Funding LLC(a),(k)
04/04/2029	5.371%	3,504,000	3,509,293
04/04/2034	5.634%	4,800,000	4,813,539
Glencore Funding LLC(a)
09/23/2031	2.625%	1,420,000	1,182,648
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	545,000	512,242
Newmont Corp./Newcrest Finance Pty Ltd.(a)
03/15/2034	5.350%	788,000	792,739
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	189,062
United States Steel Corp.
03/01/2029	6.875%	490,000	493,667
Total			21,415,099
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,112,956
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,167,698
06/15/2029	5.375%	730,000	702,177
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	474,013
Buckeye Partners LP
12/01/2027	4.125%	560,000	527,761
11/15/2043	5.850%	770,000	663,299
Cameron LNG LLC(a)
01/15/2039	3.701%	302,000	251,095
Cheniere Energy Partners LP
10/01/2029	4.500%	510,000	485,496
03/01/2031	4.000%	1,600,000	1,453,562
01/31/2032	3.250%	1,005,000	855,806
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	685,000	710,054
08/15/2043	6.497%	410,000	438,718
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,160,000	1,068,257
Enbridge, Inc.
11/15/2028	6.000%	1,324,000	1,377,011
11/15/2030	6.200%	1,324,000	1,403,606
Enbridge, Inc.(j)
01/15/2084	8.500%	1,145,000	1,244,484
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
12/01/2033	6.550%	810,000	868,009
05/15/2054	5.950%	2,187,000	2,182,380
Energy Transfer Operating LP
04/15/2047	5.300%	2,282,000	2,075,984
05/15/2050	5.000%	506,000	443,694
Energy Transfer Partners LP
06/01/2041	6.050%	877,000	882,280
EnLink Midstream LLC(a)
01/15/2028	5.625%	555,000	549,962
EnLink Midstream LLC
06/01/2029	5.375%	137,000	134,445
EnLink Midstream Partners LP
06/01/2025	4.150%	386,000	377,169
Enterprise Products Operating LLC
10/15/2034	6.650%	875,000	974,778
EQM Midstream Partners LP
12/01/2026	4.125%	355,000	341,943
07/15/2028	5.500%	1,200,000	1,183,490
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,335,000	1,252,325
01/15/2031	4.750%	895,000	833,483
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	969,000	782,356
12/30/2039	4.317%	260,000	188,310
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,671,698	1,438,219
03/31/2036	2.625%	1,270,000	1,034,342
09/30/2040	2.940%	1,409,944	1,132,645
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	555,000	560,631
02/01/2028	7.750%	480,000	482,443
Hess Midstream Operations LP(a)
02/15/2026	5.625%	595,000	590,083
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	629,463
Kinder Morgan, Inc.
08/01/2050	3.250%	1,164,000	767,894
Kinetik Holdings LP(a)
06/15/2030	5.875%	1,000,000	977,956
MPLX LP
03/01/2033	5.000%	2,652,000	2,575,298
03/14/2052	4.950%	1,846,000	1,621,773
03/01/2053	5.650%	474,000	463,288
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	286,795
02/15/2032	8.375%	420,000	430,672
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	590,000	588,187
04/28/2027	5.625%	440,000	435,717
ONEOK, Inc.
09/01/2053	6.625%	2,282,000	2,515,942
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	505,060
05/15/2030	4.800%	670,000	619,867
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,210,000	2,203,477
Southern Natural Gas Co. LLC
03/01/2032	8.000%	123,000	141,885
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	679,606
10/01/2047	5.400%	670,000	618,627
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	612,307
05/15/2029	4.500%	405,000	377,104
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	508,303
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	365,204
12/31/2030	6.000%	535,000	508,024
TransCanada PipeLines Ltd.
10/15/2037	6.200%	170,000	177,752
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	1,635,000	1,668,096
02/01/2029	9.500%	1,025,000	1,104,980
06/01/2031	8.375%	1,440,000	1,486,507
Total			55,114,748
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	194,000	189,715
Atmos Energy Corp.
02/15/2052	2.850%	510,000	329,265
10/15/2052	5.750%	185,000	195,900
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	273,640
NiSource Finance Corp.
02/01/2042	5.800%	381,000	369,564
NiSource, Inc.
09/01/2029	2.950%	257,000	232,317
02/15/2031	1.700%	307,000	245,397
ONE Gas, Inc.
05/15/2030	2.000%	372,000	314,685
Southern California Gas Co.
02/01/2030	2.550%	374,000	327,955
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
06/15/2026	3.250%	169,000	161,845
10/01/2046	3.950%	247,000	191,049
09/30/2051	3.150%	750,000	487,720
Total			3,319,052
Office REIT 0.0%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	118,587
12/15/2030	4.900%	341,000	336,235
02/01/2033	1.875%	225,000	171,061
02/01/2050	4.000%	225,000	173,024
04/15/2053	5.150%	85,000	78,359
Corporate Office Properties LP
04/15/2031	2.750%	550,000	453,154
Total			1,330,420
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	294,981
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	310,834
Guara Norte Sarl(a)
06/15/2034	5.198%	856,790	780,552
Halliburton Co.
11/15/2035	4.850%	169,000	164,428
08/01/2043	4.750%	260,000	238,710
MV24 Capital BV(a)
06/01/2034	6.748%	483,816	453,007
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	494,097
National Oilwell Varco, Inc.
12/01/2029	3.600%	341,000	313,647
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	453,146
Precision Drilling Corp.(a)
01/15/2026	7.125%	667,000	667,391
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	670,000	670,888
Total			4,841,681
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	1,033,058
Kennedy-Wilson, Inc.
03/01/2029	4.750%	765,000	630,299
Total			1,663,357

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	762,098
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	973,333
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	697,160
MasTec, Inc.(a)
08/15/2028	4.500%	710,000	675,605
Pepperdine University
12/01/2059	3.301%	560,000	390,933
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	571,637
University of Miami
04/01/2052	4.063%	320,000	270,196
University of Southern California
10/01/2120	3.226%	690,000	432,220
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	175,000	165,417
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	379,218
Total			5,317,817
Other REIT 0.2%
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,467,917
Extra Space Storage LP
06/15/2029	4.000%	280,000	264,449
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	314,000	299,308
Prologis LP
04/15/2030	2.250%	280,000	242,584
04/15/2050	3.000%	546,000	376,388
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,372,386
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	280,000	282,198
Sun Communities Operating LP
04/15/2032	4.200%	1,969,000	1,769,382
Trust F/1401(a)
01/15/2050	6.390%	1,041,000	848,914
WP Carey, Inc.
10/01/2026	4.250%	345,000	337,504
04/01/2033	2.250%	436,000	338,459
Total			11,599,489
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	338,904
12/01/2046	4.000%	431,000	355,504
05/01/2050	3.450%	408,000	300,828
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	526,191
Total			1,521,427
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,328,939
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	764,811
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	898,340
Mauser Packaging Solutions Holding Co.(a)
08/15/2026	7.875%	645,000	657,267
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,175,483
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,097,648
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	731,554
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	767,814
Total			7,421,856
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	428,245
Packaging Corp. of America
12/15/2049	4.050%	268,000	214,511
Total			642,756
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2027	4.800%	2,195,000	2,196,190
03/15/2029	4.800%	2,195,000	2,199,690
11/21/2029	3.200%	3,295,000	3,036,796
03/15/2031	4.950%	1,318,000	1,329,881
03/15/2034	5.050%	2,680,000	2,713,151
03/15/2035	4.550%	2,546,000	2,456,885
05/14/2035	4.500%	1,938,000	1,863,836
11/21/2039	4.050%	5,495,000	4,893,069
11/06/2042	4.400%	280,000	253,895
03/15/2044	5.350%	210,000	214,120
05/14/2046	4.450%	205,000	183,905
11/21/2049	4.250%	965,000	835,237
03/15/2054	5.400%	1,968,000	2,025,563
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/02/2033	5.250%	555,000	559,717
03/02/2053	5.650%	5,626,000	5,733,655
AstraZeneca PLC
09/15/2037	6.450%	290,000	327,625
09/18/2042	4.000%	341,000	293,148
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,943,376
08/15/2027	5.750%	990,000	569,867
06/01/2028	4.875%	540,000	294,253
Biogen, Inc.
05/01/2030	2.250%	1,570,000	1,327,110
Bristol Myers Squibb Co.
06/15/2039	4.125%	162,000	143,560
02/20/2048	4.550%	106,000	94,861
03/15/2052	3.700%	1,455,000	1,117,149
Bristol-Myers Squibb Co.
02/22/2034	5.200%	1,640,000	1,665,616
02/22/2054	5.550%	3,301,000	3,397,835
03/15/2062	3.900%	490,000	373,007
11/15/2063	6.400%	100,000	114,266
02/22/2064	5.650%	2,114,000	2,176,701
Eli Lilly & Co.
02/09/2034	4.700%	2,629,000	2,616,823
02/09/2054	5.000%	1,314,000	1,307,209
02/09/2064	5.100%	876,000	873,559
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	270,000	125,645
Gilead Sciences, Inc.
10/15/2033	5.250%	970,000	989,895
10/01/2040	2.600%	505,000	357,074
03/01/2047	4.150%	341,000	286,681
10/15/2053	5.550%	360,000	372,288
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	825,000	682,714
Jazz Securities DAC(a)
01/15/2029	4.375%	820,000	763,807
Merck & Co., Inc.
05/17/2053	5.000%	350,000	342,413
05/17/2063	5.150%	270,000	267,142
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	605,525
04/30/2031	5.125%	1,030,000	912,181
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	2,577,000	2,539,107
05/19/2053	5.300%	3,510,000	3,491,330
05/19/2063	5.340%	4,644,000	4,552,788
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	528,000	431,687
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,985,000	2,057,800
Takeda Pharmaceutical Co., Ltd.
11/26/2028	5.000%	341,000	341,655
07/09/2040	3.025%	855,000	643,957
07/09/2050	3.175%	276,000	192,268
Zoetis, Inc.
05/15/2030	2.000%	303,000	255,264
11/16/2032	5.600%	311,000	322,666
Total			69,665,442
Property & Casualty 0.2%
Aon North America, Inc.
03/01/2027	5.125%	436,000	438,267
03/01/2029	5.150%	3,936,000	3,959,314
03/01/2034	5.450%	2,194,000	2,217,964
03/01/2054	5.750%	878,000	898,659
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,500,000	955,445
Cincinnati Financial Corp.
11/01/2034	6.125%	341,000	361,796
CNA Financial Corp.
08/15/2027	3.450%	170,000	160,983
Total			8,992,428
Railroads 0.1%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	170,000	198,199
05/01/2040	5.750%	269,000	284,266
02/15/2050	3.550%	147,000	111,636
02/15/2051	3.050%	785,000	537,909
01/15/2053	4.450%	353,000	312,814
04/15/2054	5.200%	1,822,000	1,803,983
Union Pacific Corp.
05/20/2031	2.375%	840,000	716,914
02/14/2032	2.800%	1,140,000	990,318
02/14/2053	3.500%	415,000	310,791
09/15/2067	4.100%	200,000	157,835
Total			5,424,665
Refining 0.0%
HF Sinclair Corp.
04/01/2026	5.875%	211,000	212,433
Phillips 66
11/15/2044	4.875%	40,000	37,390
Phillips 66 Co.
10/01/2026	3.550%	171,000	165,207
12/15/2029	3.150%	263,000	238,738
Raizen Fuels Finance SA(a)
03/05/2034	6.450%	227,000	232,667

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
09/15/2027	2.150%	341,000	310,867
04/15/2032	7.500%	181,000	207,977
Total			1,405,279
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	650,000	610,916
10/15/2030	4.000%	190,000	169,290
McDonald’s Corp.
08/14/2028	4.800%	1,754,000	1,758,392
12/09/2035	4.700%	1,494,000	1,452,122
08/14/2053	5.450%	825,000	835,142
Starbucks Corp.
02/08/2027	4.850%	4,378,000	4,369,799
Yum! Brands, Inc.
01/31/2032	4.625%	1,215,000	1,123,008
Total			10,318,669
Retail REIT 0.4%
Agree LP
06/15/2028	2.000%	1,652,000	1,453,313
10/01/2032	4.800%	829,000	783,849
06/15/2033	2.600%	376,000	295,193
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	335,167
04/01/2028	2.250%	303,000	269,237
08/16/2031	2.500%	1,454,000	1,193,191
DDR Corp.
02/01/2025	3.625%	164,000	161,558
06/01/2027	4.700%	200,000	197,111
National Retail Properties, Inc.
11/15/2025	4.000%	248,000	242,612
12/15/2026	3.600%	211,000	201,594
Realty Income Corp.
03/15/2028	2.100%	839,000	751,541
06/15/2028	2.200%	815,000	728,256
01/15/2030	3.400%	896,000	817,268
01/15/2031	3.250%	300,000	267,763
10/13/2032	5.625%	655,000	669,128
12/15/2032	2.850%	1,101,000	916,212
07/15/2033	4.900%	1,304,000	1,258,310
02/15/2034	5.125%	2,747,000	2,697,431
Regency Centers LP
09/15/2029	2.950%	2,306,000	2,062,953
01/15/2034	5.250%	878,000	874,011
Scentre Group Trust 1/Trust 2(a)
02/12/2025	3.500%	355,000	348,545
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STORE Capital Corp.
03/15/2028	4.500%	874,000	827,508
03/15/2029	4.625%	970,000	913,959
11/18/2030	2.750%	1,345,000	1,079,116
12/01/2031	2.700%	529,000	416,447
Total			19,761,273
Retailers 0.4%
7-Eleven, Inc.(a)
02/10/2031	1.800%	210,000	168,707
02/10/2041	2.500%	619,000	416,776
Alimentation Couche-Tard, Inc.(a)
01/25/2050	3.800%	433,000	332,440
Amazon.com, Inc.
08/22/2037	3.875%	188,000	169,728
04/13/2052	3.950%	765,000	642,711
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	831,758
Gap Inc. (The)(a)
10/01/2029	3.625%	1,215,000	1,064,378
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	845,000	778,777
Home Depot, Inc. (The)
04/15/2052	3.625%	785,000	599,659
L Brands, Inc.
06/15/2029	7.500%	2,010,000	2,093,665
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	820,707
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,545,000	2,084,696
04/15/2053	5.625%	2,236,000	2,254,183
07/01/2053	5.750%	1,330,000	1,372,771
04/01/2063	5.850%	442,000	455,961
Nordstrom, Inc.
04/08/2024	2.300%	170,000	169,739
04/01/2030	4.375%	600,000	542,328
Penske Automotive Group, Inc.
06/15/2029	3.750%	903,000	809,373
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	1,895,649
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	341,211
Target Corp.
01/15/2053	4.800%	280,000	263,096
Valvoline, Inc.(a)
02/15/2030	4.250%	460,000	459,614
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	401,921
Total			18,969,848
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	906,592
PG&E Recovery Funding LLC
07/15/2047	5.536%	825,000	858,066
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	155,847
12/01/2047	5.212%	270,000	268,461
06/01/2052	5.099%	510,000	504,116
SCE Recovery Funding LLC
06/15/2040	4.697%	120,470	116,062
Sigeco Securitization I LLC
11/15/2036	5.026%	121,000	120,483
05/15/2041	5.172%	112,000	111,351
Total			3,040,978
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	2,490,000	2,410,348
Kroger Co. (The)
05/01/2030	2.200%	682,000	579,888
02/01/2047	4.450%	240,000	206,536
Total			3,196,772
Technology 2.1%
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	813,875
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	386,797
Apple, Inc.
02/08/2041	2.375%	642,000	457,233
05/11/2050	2.650%	700,000	464,354
02/08/2051	2.650%	541,000	356,252
08/08/2052	3.950%	1,240,000	1,044,215
05/10/2053	4.850%	448,000	445,419
08/05/2061	2.850%	2,845,000	1,833,162
Block, Inc.
06/01/2031	3.500%	910,000	791,937
Broadcom, Inc.
11/15/2025	3.150%	1,035,000	1,001,492
Broadcom, Inc.(a)
02/15/2031	2.450%	1,381,000	1,163,432
11/15/2035	3.137%	1,640,000	1,325,693
05/15/2037	4.926%	1,262,000	1,196,892
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cisco Systems, Inc.
02/26/2027	4.800%	2,636,000	2,641,267
02/26/2029	4.850%	2,636,000	2,656,443
02/26/2031	4.950%	1,757,000	1,772,077
02/26/2034	5.050%	4,094,000	4,147,230
02/26/2054	5.300%	1,478,000	1,517,689
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	960,000	888,258
Coherent Corp.(a)
12/15/2029	5.000%	940,000	885,380
CommScope Finance LLC(a)
03/01/2026	6.000%	955,000	872,648
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	440,789
Elastic NV(a)
07/15/2029	4.125%	630,000	566,528
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	271,837
Entegris, Inc.(a)
04/15/2028	4.375%	1,220,000	1,148,714
05/01/2029	3.625%	320,000	287,415
Fiserv, Inc.
07/01/2049	4.400%	345,000	292,818
Gartner, Inc.(a)
07/01/2028	4.500%	350,000	333,760
06/15/2029	3.625%	340,000	307,999
Global Payments, Inc.
11/15/2031	2.900%	1,415,000	1,187,577
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	549,747
Imola Merger Corp.(a)
05/15/2029	4.750%	1,165,000	1,092,495
Intel Corp.
02/21/2031	5.000%	1,319,000	1,320,792
02/10/2033	5.200%	500,000	506,989
02/21/2034	5.150%	3,516,000	3,525,867
08/12/2041	2.800%	759,000	549,351
02/10/2043	5.625%	683,000	706,491
02/10/2053	5.700%	2,556,000	2,645,407
02/21/2054	5.600%	1,758,000	1,791,918
02/15/2060	3.100%	239,000	154,514
02/10/2063	5.900%	1,231,000	1,304,015
Intuit, Inc.
09/15/2026	5.250%	2,190,000	2,210,169
09/15/2028	5.125%	1,751,000	1,782,831
09/15/2033	5.200%	2,616,000	2,663,696
09/15/2053	5.500%	1,754,000	1,821,759
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,840,000	1,776,878

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KLA Corp.
02/01/2034	4.700%	1,752,000	1,726,550
03/01/2050	3.300%	873,000	639,342
Leidos, Inc.
02/15/2031	2.300%	194,000	160,319
Marvell Technology, Inc.
02/15/2029	5.750%	1,315,000	1,347,132
09/15/2033	5.950%	1,315,000	1,362,923
Micron Technology, Inc.
04/15/2028	5.375%	4,422,000	4,465,115
02/09/2033	5.875%	519,000	536,531
Motorola Solutions, Inc.
04/15/2029	5.000%	615,000	612,349
04/15/2034	5.400%	878,000	876,323
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	540,068
NCR Corp.(a)
10/01/2028	5.000%	1,497,000	1,396,329
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	1,000,000	837,196
11/30/2051	3.250%	400,000	272,073
ON Semiconductor Corp.(a)
09/01/2028	3.875%	930,000	854,542
Oracle Corp.
03/25/2028	2.300%	312,000	281,683
02/06/2033	4.900%	945,000	925,029
07/08/2034	4.300%	164,000	151,284
05/15/2035	3.900%	251,000	220,366
07/15/2036	3.850%	285,000	243,640
11/15/2037	3.800%	2,010,000	1,685,626
04/01/2040	3.600%	921,000	726,253
07/15/2046	4.000%	1,533,000	1,207,740
02/06/2053	5.550%	410,000	400,523
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	625,000	607,055
QUALCOMM, Inc.
05/20/2052	4.500%	290,000	260,281
05/20/2053	6.000%	1,989,000	2,226,647
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	462,508
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	504,698
06/30/2030	2.000%	242,000	202,225
S&P Global, Inc.
03/01/2032	2.900%	1,545,000	1,345,632
Seagate HDD Cayman
07/15/2029	3.125%	480,000	407,200
01/15/2031	4.125%	1,239,000	1,088,927
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,059,927
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	625,000	610,684
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	814,604
Texas Instruments, Inc.
02/08/2029	4.600%	1,752,000	1,755,228
02/08/2034	4.850%	2,190,000	2,200,676
03/14/2053	5.000%	1,943,000	1,906,374
02/08/2054	5.150%	876,000	878,297
05/18/2063	5.050%	554,000	539,085
TSMC Arizona Corp.
10/25/2031	2.500%	1,340,000	1,146,066
VMware, Inc.
08/15/2024	1.000%	2,745,000	2,696,078
08/15/2026	1.400%	1,230,000	1,123,424
05/15/2027	4.650%	774,000	761,259
Workday, Inc.
04/01/2029	3.700%	986,000	929,848
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	432,890
Total			101,330,650
Tobacco 0.6%
BAT Capital Corp.
03/16/2032	4.742%	1,000,000	956,671
08/15/2037	4.390%	5,553,000	4,667,046
08/15/2047	4.540%	425,000	327,525
Philip Morris International, Inc.
11/17/2025	5.000%	1,871,000	1,867,381
02/15/2028	4.875%	3,365,000	3,357,758
09/07/2028	5.250%	1,902,000	1,924,455
02/13/2029	4.875%	1,903,000	1,892,560
09/07/2030	5.500%	1,240,000	1,264,917
11/17/2032	5.750%	449,000	463,581
02/15/2033	5.375%	4,084,000	4,113,018
09/07/2033	5.625%	2,652,000	2,713,657
02/13/2034	5.250%	2,870,000	2,843,274
11/15/2041	4.375%	800,000	691,276
Total			27,083,119
Transportation Services 0.1%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	754,375	641,872
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,359,993
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	353,081
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	781,564
XPO, Inc.(a)
06/01/2028	6.250%	325,000	328,178
06/01/2031	7.125%	325,000	333,648
Total			3,798,336
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	247,927
Altice France SA(a)
07/15/2029	5.125%	420,000	284,057
America Movil SAB de CV(a)
04/04/2032	5.375%	404,000	376,639
America Movil SAB de CV
04/22/2049	4.375%	662,000	569,933
American Tower Corp.
01/15/2027	3.125%	745,000	704,733
03/15/2028	5.500%	1,760,000	1,774,880
11/15/2033	5.900%	2,631,000	2,724,701
01/15/2051	2.950%	441,000	284,958
Crown Castle Inc
03/01/2034	5.800%	2,731,000	2,795,858
Crown Castle International Corp.
04/01/2031	2.100%	1,495,000	1,209,383
04/01/2041	2.900%	880,000	623,054
Crown Castle, Inc.
05/01/2033	5.100%	1,292,000	1,259,738
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	325,000	257,715
SBA Communications Corp.
02/01/2029	3.125%	1,260,000	1,116,719
Sprint Capital Corp.
11/15/2028	6.875%	387,000	411,957
T-Mobile US, Inc.
02/15/2026	2.250%	1,851,000	1,751,285
04/15/2027	3.750%	2,819,000	2,714,524
02/15/2029	2.625%	1,640,000	1,468,939
04/15/2029	3.375%	2,235,000	2,068,525
02/15/2031	2.550%	1,325,000	1,128,299
07/15/2033	5.050%	2,200,000	2,175,645
01/15/2034	5.750%	1,753,000	1,826,595
04/15/2034	5.150%	2,771,000	2,761,370
T-Mobile USA, Inc.
02/15/2026	1.500%	593,000	553,675
Total			31,091,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	951,000	876,553
02/01/2028	1.650%	107,000	94,782
12/01/2033	2.550%	2,980,000	2,389,123
02/15/2034	5.400%	4,554,000	4,612,765
06/01/2041	3.500%	847,000	660,645
09/15/2053	3.500%	1,314,000	928,307
09/15/2055	3.550%	1,687,000	1,178,715
12/01/2057	3.800%	2,386,000	1,726,595
09/15/2059	3.650%	829,000	577,492
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	295,710
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,335,726
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,276,800
Lumen Technologies, Inc.(a)
04/15/2029	4.125%	818,125	497,565
04/15/2030	4.125%	1,050,267	612,008
04/15/2030	4.125%	818,125	489,828
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,119,907
Verizon Communications, Inc.
03/22/2028	2.100%	69,000	62,145
02/08/2029	3.875%	235,000	224,966
03/15/2032	2.355%	2,661,000	2,186,613
11/20/2040	2.650%	1,519,000	1,070,272
02/23/2054	5.500%	1,961,000	1,980,934
Total			24,197,451
Total Corporate Bonds & Notes (Cost $1,415,568,376)			1,350,224,007

Foreign Government Obligations(l) 1.2%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	500,000	480,921
04/14/2032	8.750%	678,000	623,550
Total			1,104,471
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	3,002,000	3,005,592
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	824,113

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	301,885
Bermuda 0.0%
Bermuda Government International Bond(a)
07/15/2032	5.000%	1,003,000	966,190
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	915,000	922,318
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	530,000	500,045
05/15/2029	4.250%	360,000	308,903
02/15/2030	9.000%	620,000	640,667
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	259,794
Total			1,709,409
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	592,000	499,850
Corp. Nacional del Cobre de Chile(a)
09/08/2053	6.300%	379,000	376,061
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	244,335
Interchile SA(a)
06/30/2056	4.500%	519,000	420,949
Total			1,541,195
Colombia 0.1%
Colombia Government International Bond
02/02/2034	7.500%	235,000	239,639
11/14/2053	8.750%	766,000	832,166
Ecopetrol SA
06/26/2026	5.375%	580,000	570,137
01/19/2036	8.375%	268,000	270,428
Total			1,912,370
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	630,000	651,526
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	896,478
02/22/2033	6.000%	725,000	704,426
01/30/2060	5.875%	1,500,000	1,274,562
Total			2,875,466
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	760,000	828,032
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	255,182
09/25/2052	6.750%	200,000	214,649
Total			469,831
Israel 0.2%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%	841,000	710,497
Israel Government International Bond
01/17/2033	4.500%	2,077,000	1,931,964
03/12/2034	5.500%	3,117,000	3,080,366
07/03/2050	3.875%	650,000	479,668
03/12/2054	5.750%	1,679,000	1,610,963
Total			7,813,458
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,080,601
01/30/2037	8.250%	202,000	202,614
Total			1,283,215
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(j)
08/11/2031	2.720%	520,000	463,008
Comision Federal de Electricidad(a)
02/09/2031	3.348%	600,000	498,385
Mexico Government International Bond
04/16/2030	3.250%	688,000	612,736
05/24/2031	2.659%	1,496,000	1,249,019
02/12/2034	3.500%	4,193,000	3,491,522
01/23/2046	4.600%	1,285,000	1,037,488
02/10/2048	4.600%	859,000	689,456
05/04/2053	6.338%	200,000	197,670
05/07/2054	6.400%	813,000	811,512
Petroleos Mexicanos
01/15/2025	4.250%	1,000,000	976,619
02/12/2028	5.350%	1,100,000	973,770
01/28/2031	5.950%	720,000	577,453
Total			11,578,638
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.0%
Morocco Government International Bond(a)
03/08/2028	5.950%	209,000	211,135
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	185,000	174,087
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,128,168
09/28/2028	6.125%	540,000	488,854
01/21/2031	8.747%	500,000	483,279
09/28/2033	7.375%	442,000	377,909
Total			2,478,210
Oman 0.1%
Oman Government International Bond(a)
10/28/2032	7.375%	300,000	333,221
01/25/2051	7.000%	1,500,000	1,578,764
Total			1,911,985
Panama 0.1%
Panama Government International Bond
03/01/2038	8.000%	661,000	691,763
04/16/2050	4.500%	628,000	421,753
03/28/2054	6.853%	942,000	852,769
03/01/2057	7.875%	264,000	266,367
Total			2,232,652
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(g)
06/05/2034	0.000%	347,096	253,902
Paraguay Government International Bond(a)
02/09/2036	6.000%	960,000	972,947
03/13/2048	5.600%	1,800,000	1,633,809
03/30/2050	5.400%	1,893,000	1,663,925
Total			4,524,583
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	97,742
Poland 0.0%
Republic of Poland Government International Bond
09/18/2034	5.125%	177,000	176,605
03/18/2054	5.500%	724,000	718,798
Total			895,403
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 0.0%
Romanian Government International Bond(a)
01/30/2034	6.375%	428,000	433,716
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	338,000	318,036
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	598,416
01/18/2053	5.000%	644,000	576,221
01/16/2054	5.750%	400,000	395,776
Total			1,888,449
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	341,033
03/13/2048	6.750%	400,000	296,273
Total			637,306
Singapore 0.0%
BOC Aviation Ltd.(a)
10/10/2024	3.500%	310,000	306,377
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,100,000	987,652
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	486,264
Turkiye Government International Bond
05/15/2034	7.625%	1,309,000	1,314,372
Turkiye Ihracat Kredi Bankasi AS(a)
01/31/2026	9.375%	206,000	215,853
Total			2,016,489
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
03/06/2036	6.125%	732,000	738,812
Total Foreign Government Obligations (Cost $59,423,278)			57,322,307

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	390,000	421,615
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	1,805,889
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	438,748
Total			2,244,637
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	932,559
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,245,000	1,510,232
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	142,126
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,656,701
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	893,813
Total			2,550,514
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	418,549
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	346,989
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,374,493
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	380,182
Total Municipal Bonds (Cost $11,531,070)			10,321,896

Residential Mortgage-Backed Securities - Agency 29.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
10/01/2042- 12/01/2043	3.500%	12,206,708	11,289,059
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,266,304	1,203,310
CMO Series 2013-11 Class AP
01/25/2043	1.500%	56,773	50,929
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,249,193	1,125,926
CMO Series 2014-74 Class PC
06/25/2044	2.500%	990,256	913,692
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,254,973	1,962,902
CMO Series 2016-45 Class PB
07/25/2046	3.000%	876,000	675,023
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,858,330	1,729,090
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,434,867	1,269,794
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,391,491	1,293,569
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,236,466	1,069,145
CMO Series 2018-85 Class EA
12/25/2048	3.500%	1,033,941	965,813
CMO Series 2020-50 Class A
07/25/2050	2.000%	3,143,978	2,582,094
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,544,452	1,398,459
CMO Series 2021-22 Class MN
10/25/2050	2.750%	1,724,681	1,523,698
CMO Series 2021-26 Class BD
05/25/2051	1.750%	933,334	804,863
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,787,441	3,011,482
CMO Series 2021-33 Class AV
03/25/2048	2.500%	696,486	512,470
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,366,917	1,143,767
CMO Series 2021-42 Class DC
11/25/2050	2.000%	3,283,991	2,733,404
CMO Series 2021-73 Class DJ
03/25/2049	2.000%	1,853,820	1,548,046
CMO Series 2021-76 Class KB
11/25/2051	1.250%	812,838	655,583
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,749,184	1,517,706
CMO Series 2021-95 Class MA
04/25/2050	2.500%	2,151,337	1,820,923
CMO Series 2021-96 Class AH
03/25/2049	2.500%	1,887,589	1,612,147
CMO Series 2022-11 Class D
01/25/2050	3.000%	3,365,977	3,028,110
CMO Series 2022-3 Class N
10/25/2047	2.000%	5,158,621	4,454,311
CMO Series 2022-4 Class MH
09/25/2048	3.000%	1,961,156	1,786,381
CMO Series 2022-49 Class NQ
02/25/2052	3.000%	882,000	763,869
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,668,136	1,515,307
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b)
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.835%	4,092,827	4,041,742
CMO Series 2017-30 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 05/25/2047	5.785%	713,102	697,373
CMO Series 2017-78 Class FC
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 10/25/2047	5.785%	1,402,023	1,369,688
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	5.935%	738,486	726,318
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	5.935%	1,752,551	1,721,483
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.835%	1,433,528	1,405,387
CMO Series 2020-12 Class FL
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 03/25/2050	5.885%	1,276,226	1,241,302
CMO Series 2020-34 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 06/25/2050	5.885%	1,019,130	999,301
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.985%	1,894,595	1,882,241
Federal Home Loan Mortgage Corp.
10/01/2026- 10/17/2038	6.500%	548,855	563,168
07/01/2032- 12/01/2051	2.000%	43,199,244	36,358,796
12/01/2032- 08/01/2052	4.000%	20,233,484	19,022,989
03/01/2033- 05/01/2049	3.000%	51,346,391	45,509,983
06/01/2035- 04/01/2036	5.500%	68,630	68,913
09/01/2037	6.000%	341,991	354,742
04/01/2042- 03/01/2052	2.500%	29,802,656	25,156,070
06/01/2048- 07/01/2052	4.500%	7,224,845	6,902,784

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2048- 03/01/2053	5.000%	6,678,852	6,536,414
03/01/2052	3.500%	4,789,435	4,304,199
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,105,572	986,896
CMO Series 2127 Class PG
02/15/2029	6.250%	31,513	31,384
CMO Series 2165 Class PE
06/15/2029	6.000%	25,011	25,040
CMO Series 2326 Class ZQ
06/15/2031	6.500%	119,198	120,574
CMO Series 2399 Class TH
01/15/2032	6.500%	74,390	76,661
CMO Series 2517 Class Z
10/15/2032	5.500%	38,067	36,577
CMO Series 2557 Class HL
01/15/2033	5.300%	135,578	134,323
CMO Series 262 Class 35
07/15/2042	3.500%	1,806,466	1,674,338
CMO Series 2752 Class EZ
02/15/2034	5.500%	371,031	366,392
CMO Series 2764 Class ZG
03/15/2034	5.500%	302,129	299,141
CMO Series 2953 Class PG
03/15/2035	5.500%	1,289,194	1,308,692
CMO Series 2986 Class CH
06/15/2025	5.000%	27,258	26,959
CMO Series 2989 Class TG
06/15/2025	5.000%	14,129	14,044
CMO Series 299 Class 300
01/15/2043	3.000%	217,301	193,928
CMO Series 2990 Class UZ
06/15/2035	5.750%	488,367	484,376
CMO Series 3101 Class UZ
01/15/2036	6.000%	136,690	140,738
CMO Series 3123 Class AZ
03/15/2036	6.000%	156,929	162,177
CMO Series 3143 Class BC
02/15/2036	5.500%	180,871	183,125
CMO Series 3164 Class MG
06/15/2036	6.000%	57,668	59,743
CMO Series 3195 Class PD
07/15/2036	6.500%	99,565	102,261
CMO Series 3200 Class AY
08/15/2036	5.500%	118,049	120,048
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3213 Class JE
09/15/2036	6.000%	170,274	176,906
CMO Series 3229 Class HE
10/15/2026	5.000%	70,929	70,396
CMO Series 3423 Class PB
03/15/2038	5.500%	402,660	413,227
CMO Series 3453 Class B
05/15/2038	5.500%	9,907	9,950
CMO Series 3461 Class Z
06/15/2038	6.000%	723,730	741,739
CMO Series 3501 Class CB
01/15/2039	5.500%	163,979	166,568
CMO Series 3684 Class CY
06/15/2025	4.500%	74,571	74,053
CMO Series 3704 Class CT
12/15/2036	7.000%	244,081	255,725
CMO Series 3704 Class DT
11/15/2036	7.500%	244,375	258,197
CMO Series 3704 Class ET
12/15/2036	7.500%	172,442	186,261
CMO Series 3707 Class B
08/15/2025	4.500%	44,898	44,641
CMO Series 3819 Class ZQ
04/15/2036	6.000%	259,068	266,934
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	980,015
CMO Series 4015 Class MY
03/15/2042	3.500%	1,708,211	1,584,608
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	835,818
CMO Series 4205 Class PA
05/15/2043	1.750%	1,704,966	1,424,412
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,024,475
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,881,715
CMO Series 4880 Class DA
05/15/2050	3.000%	1,050,963	942,792
CMO Series 5091 Class AB
03/25/2051	1.500%	2,205,308	1,722,495
CMO Series R006 Class ZA
04/15/2036	6.000%	197,033	203,016
CMO Series R007 Class ZA
05/15/2036	6.000%	375,048	381,706
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	234,949	211,910
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.355% 07/01/2036	5.947%	28,884	29,249
12-month Term SOFR + 1.836% Cap 9.076% 07/01/2040	6.009%	70,104	72,083
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.128% 11/01/2048	3.127%	1,259,429	1,242,451
30-day Average SOFR + 2.130% Floor 2.130%, Cap 8.913% 07/01/2052	3.912%	1,175,496	1,120,323
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.299% 07/01/2052	4.299%	1,393,108	1,348,119
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.967% 08/01/2052	3.966%	1,549,808	1,458,714
30-day Average SOFR + 2.380% Floor 2.380%, Cap 9.108% 09/01/2052	4.107%	782,546	751,554
30-day Average SOFR + 2.305% Floor 2.305%, Cap 9.192% 05/01/2053	4.192%	4,420,952	4,277,861
30-day Average SOFR + 2.300% Floor 2.300%, Cap 10.181% 06/01/2053	5.180%	826,984	821,357
30-day Average SOFR + 2.214% Floor 2.214%, Cap 10.128% 08/01/2053	5.128%	926,724	919,513
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	4.523%	50,479	50,986
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	140,305	132,406
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.618%	251,296	248,113
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	6.288%	298,620	270,538
Federal Home Loan Mortgage Corp.(h)
CMO Series 3077 Class TO
04/15/2035	0.000%	12,290	12,063
CMO Series 3100 Class
01/15/2036	0.000%	57,757	47,665
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3117 Class OG
02/15/2036	0.000%	24,459	20,819
CMO Series 3181 Class OH
07/15/2036	0.000%	148,690	120,493
CMO Series 3316 Class JO
05/15/2037	0.000%	5,791	4,579
CMO Series 3607 Class TO
10/15/2039	0.000%	131,008	106,285
CMO STRIPS Series 197 Class
04/01/2028	0.000%	41,361	38,406
CMO STRIPS Series 310 Class
09/15/2043	0.000%	775,635	566,647
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	0.937%	1,088,234	101,560
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	0.567%	26,377	1,504
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	0.617%	17,501	1,178
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	0.667%	20,309	1,002
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	0.817%	102,682	7,926
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.567%	126,091	8,284
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	0.567%	201,583	17,410

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	2.267%	157,026	18,881
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class GT
11/15/2046	7.545%	167,204	176,755
CMO Series 4272 Class W
04/15/2040	5.638%	1,021,527	1,044,562
Federal Home Loan Mortgage Corp.(e)
CMO Series 3714 Class IP
08/15/2040	5.000%	100,251	5,911
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3802 Class LS
01/15/2040	5.836%	259,464	15,166
Federal Home Loan Mortgage Corp. REMICS
CMO Series 5178 Class TP
04/25/2049	2.500%	2,315,362	1,984,578
CMO Series 5202 Class LA
05/25/2049	2.500%	2,109,788	1,818,524
Federal Home Loan National Mortgage Corp.(b)
12-month Term SOFR + 1.637% Cap 7.506% 09/01/2045	6.858%	1,559,874	1,590,054
12-month Term SOFR + 1.679% Cap 7.723% 09/01/2047	6.718%	1,026,078	1,037,171
12-month Term SOFR + 1.637% Floor 1.637%, Cap 7.999% 04/01/2048	5.999%	2,263,453	2,306,408
12-month Term SOFR + 1.638% Floor 1.638%, Cap 8.635% 03/01/2049	5.450%	940,775	957,679
Federal National Mortgage Association
08/01/2026- 10/01/2038	6.500%	905,374	945,031
01/01/2027- 09/01/2062	4.000%	43,410,329	41,361,509
03/01/2028- 04/01/2052	2.000%	176,269,960	147,733,778
05/01/2033- 06/01/2062	3.500%	73,730,703	67,298,170
11/01/2033- 04/01/2036	5.500%	149,189	148,482
04/01/2035- 11/01/2048	6.000%	257,774	263,189
01/01/2036- 07/01/2053	5.000%	19,142,533	18,708,641
11/01/2037- 01/01/2054	7.000%	10,077,865	10,465,735
11/01/2039- 06/01/2062	3.000%	217,400,998	191,575,961
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2040- 03/01/2062	2.500%	90,775,807	76,327,662
06/01/2041- 12/01/2061	4.500%	16,611,327	15,941,517
07/01/2051	1.500%	6,697,398	5,050,487
01/01/2054	7.500%	5,462,314	5,711,208
CMO Series 1999-7 Class AB
03/25/2029	6.000%	50,225	49,779
CMO Series 2001-60 Class PX
11/25/2031	6.000%	85,754	87,000
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	270,916	270,490
CMO Series 2002-78 Class Z
12/25/2032	5.500%	112,071	110,538
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,518,441	1,491,872
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	539,801	542,440
CMO Series 2004-65 Class LT
08/25/2024	4.500%	1,314	1,307
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	865,208	872,860
CMO Series 2005-121 Class DX
01/25/2026	5.500%	16,882	16,787
CMO Series 2006-105 Class ME
11/25/2036	5.500%	340,610	345,084
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	260,416	255,393
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	92,154	93,842
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	91,555	93,366
CMO Series 2007-116 Class PB
08/25/2035	5.500%	95,101	96,415
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	125,915	130,322
CMO Series 2007-42 Class B
05/25/2037	6.000%	92,354	94,184
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	170,478	173,850
CMO Series 2008-80 Class GP
09/25/2038	6.250%	14,851	15,318
CMO Series 2009-59 Class HB
08/25/2039	5.000%	207,994	207,900
CMO Series 2009-60 Class HT
08/25/2039	6.000%	198,569	205,021
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-79 Class UA
03/25/2038	7.000%	12,746	12,988
CMO Series 2009-W1 Class A
12/25/2049	6.000%	315,288	321,328
CMO Series 2010-111 Class AM
10/25/2040	5.500%	586,975	602,660
CMO Series 2010-2 Class LC
02/25/2040	5.000%	927,439	929,761
CMO Series 2011-118 Class MT
11/25/2041	7.000%	263,306	274,635
CMO Series 2011-118 Class NT
11/25/2041	7.000%	276,100	288,448
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,084,748	1,042,962
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	144,510	147,166
CMO Series 2011-44 Class EB
05/25/2026	3.000%	222,660	217,714
CMO Series 2011-46 Class B
05/25/2026	3.000%	585,555	571,821
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	730,347	744,434
CMO Series 2012-151 Class NX
01/25/2043	1.500%	529,739	441,202
CMO Series 2012-66 Class CB
06/25/2032	3.000%	2,205,590	2,080,006
CMO Series 2013-100 Class WB
10/25/2033	3.000%	2,164,883	2,035,828
CMO Series 2013-101 Class E
10/25/2033	3.000%	2,128,764	1,980,798
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,733,864	1,626,505
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,968,509	1,649,671
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	802,495
CMO Series 2013-81 Class TA
02/25/2043	3.000%	815,260	785,064
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,438,209	1,371,934
CMO Series 2015-84 Class PA
08/25/2033	1.700%	1,888,407	1,710,068
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,859,719	1,687,095
CMO Series 2016-57 Class PC
06/25/2046	1.750%	4,137,397	3,442,831
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-13 Class PA
08/25/2046	3.000%	44,678	40,633
CMO Series 2018-14 Class KC
03/25/2048	3.000%	95,451	88,345
CMO Series 2018-8 Class KL
03/25/2047	2.500%	714,255	623,936
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,582,964	1,429,603
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,448,375	3,041,411
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,894,210	1,544,451
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,675,511	2,220,036
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,912,500	4,246,762
CMO Series 2021-78 Class ND
11/25/2051	1.500%	8,701,831	7,004,056
CMO Series G94-8 Class K
07/17/2024	8.000%	1,315	1,314
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	225,289	206,378
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.175% 03/01/2036	6.628%	81,784	84,253
12-month Term SOFR + 1.579% Floor 1.579%, Cap 7.691% 06/01/2045	5.724%	405,685	413,904
12-month Term SOFR + 1.582% Floor 1.582%, Cap 7.680% 01/01/2046	5.918%	1,012,995	1,033,752
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.778% 06/01/2050	2.778%	1,142,252	1,059,016
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.143% 07/01/2052	4.143%	2,330,735	2,215,397
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.355% 07/01/2052	4.355%	2,857,152	2,778,577
30-day Average SOFR + 2.370% Floor 2.370%, Cap 8.677% 08/01/2052	3.677%	1,685,299	1,594,712
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.962% 08/01/2052	3.962%	671,102	633,882
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.296% 08/01/2052	4.296%	3,053,910	2,963,453

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.616% 08/01/2052	4.616%	3,228,937	3,166,482
30-day Average SOFR + 2.130% Floor 2.130%, Cap 9.648% 08/01/2052	4.648%	2,594,512	2,546,487
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.122% 09/01/2052	4.122%	2,294,501	2,225,168
30-day Average SOFR + 2.370% Floor 2.370%, Cap 9.213% 09/01/2052	4.213%	763,859	738,808
30-day Average SOFR + 2.132% Floor 2.132%, Cap 9.140% 10/01/2052	4.140%	5,431,753	5,268,482
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.205% 11/01/2052	4.205%	1,902,648	1,847,475
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	5.835%	96,844	96,455
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	2.461%	17,541	18,087
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	5.655%	162,444	160,860
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	5.685%	122,169	120,089
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	0.000%	26,938	22,155
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	0.000%	167,972	164,048
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	1.790%	108,021	100,183
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.985%	90,943	90,673
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	5.885%	741,069	727,153
Federal National Mortgage Association(m)
08/01/2042	3.000%	1,085,505	969,779
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.652%	194,631	187,164
CMO Series 2010-61 Class WA
06/25/2040	5.983%	51,629	52,018
CMO Series 2011-2 Class WA
02/25/2051	5.836%	46,031	46,966
CMO Series 2011-43 Class WA
05/25/2051	5.744%	63,970	65,262
Federal National Mortgage Association(b),(e)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	1.215%	91,184	4,882
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	1.165%	404,525	32,486
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	1.085%	96,483	6,228
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.265%	447,053	38,957
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	1.215%	74,922	1,405
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	0.915%	88,129	4,397
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	1.185%	65,041	5,973
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	0.965%	414,121	36,546
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	1.095%	128,760	8,081
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	0.815%	121,712	9,988
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	1.215%	28,164	2,396
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	0.565%	120,874	5,940
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	1.315%	179,608	18,397
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	311,048	8,724
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	1.095%	792,938	97,989
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	0.985%	76,098	5,707
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	0.965%	60,260	4,032
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.000%	283,211	14,806
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	72,341	59,405
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	121,924	97,351
CMO Series 2009-86 Class BO
03/25/2037	0.000%	22,733	19,611
CMO Series 2013-101 Class DO
10/25/2043	0.000%	861,132	625,619
CMO Series 2013-128 Class
12/25/2043	0.000%	507,791	377,721
CMO Series 2013-92 Class
09/25/2043	0.000%	563,787	413,191
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	16	16
Federal National Mortgage Association(e)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	54,004	9,629
Federal National Mortgage Association(d),(e)
CMO Series 2011-30 Class LS
04/25/2041	0.000%	188,742	7,511
Federal National Mortgage Association REMICS
CMO Series 2022-28C Class CA
01/25/2048	2.000%	1,721,620	1,543,630
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,418,027	1,110,161
CMO Series 205217 Class CD
07/25/2049	2.500%	1,686,419	1,529,719
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,244,655
CMO Series 4091 Class BX
10/15/2041	3.250%	1,295,405	1,182,881
CMO Series 4091 Class EX
07/15/2042	3.375%	834,699	762,725
CMO Series 4091 Class MX
02/15/2042	3.250%	1,054,353	957,880

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4117 Class HB
10/15/2042	2.500%	859,000	731,573
CMO Series 4446 Class CP
03/15/2045	2.250%	1,122,981	967,947
CMO Series 4582 Class HA
09/15/2045	3.000%	4,168,172	3,833,892
CMO Series 4719 Class LA
09/15/2047	3.500%	1,182,531	1,067,971
CMO Series 4719 Class LM
09/15/2047	3.000%	938,390	822,797
CMO Series 4753 Class BD
01/15/2048	3.000%	895,000	772,140
CMO Series 4857 Class JA
01/15/2049	3.350%	3,770,604	3,526,516
CMO Series 4927 Class BG
11/25/2049	3.000%	1,631,246	1,469,413
CMO Series 4937 Class MD
10/25/2049	2.500%	1,636,468	1,410,292
CMO Series 4940 Class AG
05/15/2040	3.000%	1,057,301	977,045
CMO Series 4941 Class GA
12/15/2047	2.000%	933,168	768,807
CMO Series 4954 Class LB
02/25/2050	2.500%	793,885	683,665
CMO Series 4979A Class UC
06/25/2050	1.500%	3,001,918	2,391,870
CMO Series 5020 Class ET
10/25/2050	3.500%	1,352,961	1,211,602
CMO Series 5058 Class BC
11/25/2050	5.000%	980,302	960,465
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,611,689	1,332,041
CMO Series 5116 Class PB
02/25/2051	2.250%	1,686,367	1,432,691
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,274,014
CMO Series 5143 Class GA
06/25/2049	2.000%	1,048,543	848,447
CMO Series 5159 Class UA
12/25/2048	2.500%	1,793,479	1,572,255
CMO Series 5182 Class D
11/25/2043	2.500%	6,939,393	6,289,810
CMO Series 5182 Class M
05/25/2049	2.500%	1,395,532	1,218,083
CMO Series 5184E Class AB
05/25/2048	2.500%	1,001,458	884,610
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5201 Class CA
07/25/2048	2.500%	2,058,015	1,826,357
CMO Series 5202 Class BH
12/25/2047	2.000%	1,095,958	970,917
CMO Series 5202 Class MB
11/25/2048	3.000%	2,602,270	2,327,538
CMO Series 5202R Class TA
12/25/2048	2.500%	3,092,197	2,759,699
CMO Series 5206 Class CA
02/25/2047	3.000%	1,155,412	1,034,164
CMO Series 5207 Class PA
06/25/2051	3.000%	2,193,742	1,952,016
CMO Series 5209 Class EA
08/25/2050	3.000%	1,668,587	1,495,718
CMO Series 5209 Class EJ
08/25/2050	3.000%	1,668,587	1,495,718
CMO Series 5210 Class DC
09/25/2051	3.000%	1,548,461	1,413,236
CMO Series 5220 Class QK
09/25/2050	3.500%	3,225,703	3,010,411
CMO Series 5300 Class C
09/25/2047	2.000%	2,789,834	2,461,733
CMO Series 5386 Class DM
03/25/2044	2.000%	1,643,000	1,156,841
Freddie Mac REMICS(b)
CMO Series 2399 Class FB
30-day Average SOFR + 0.900% Floor 0.900%, Cap 8.000% 04/25/2054	6.220%	2,071,000	2,072,035
CMO Series 4248 Class FT
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 09/15/2043	5.933%	844,654	832,733
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	5.883%	1,790,643	1,761,086
CMO Series 4614 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 09/15/2046	5.933%	963,669	946,975
CMO Series 4793 Class FD
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 06/15/2048	5.733%	362,910	352,663
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	5.733%	783,206	763,894
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.835%	742,048	727,917
CMO Series 4990 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 05/25/2050	5.785%	2,061,081	2,008,942
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	5.520%	2,082,804	1,989,235
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	6.133%	3,650,591	3,655,217
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	6.270%	3,654,000	3,654,008
Government National Mortgage Association
12/20/2037- 09/20/2050	2.500%	9,206,557	8,186,002
09/20/2038	7.000%	36,611	37,596
08/20/2039- 01/20/2053	6.000%	7,281,857	7,400,998
07/20/2040- 12/15/2040	3.750%	1,288,189	1,210,609
11/15/2040- 11/20/2040	3.625%	605,854	563,953
12/15/2040	3.490%	1,088,047	1,045,949
06/20/2043- 03/20/2052	3.000%	29,177,681	25,847,540
05/20/2045- 08/20/2052	4.000%	23,071,001	21,629,440
08/15/2047- 04/20/2050	4.500%	8,529,681	8,239,364
01/20/2048- 02/20/2052	3.500%	34,638,113	31,428,832
12/20/2048	5.000%	717,924	713,636
11/01/2070	2.931%	3,318,049	2,962,695
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	243,072	244,690
CMO Series 2005-26 Class XY
03/20/2035	5.500%	236,298	238,431
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	232,825	234,099
CMO Series 2006-17 Class JN
04/20/2036	6.000%	103,688	105,475
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	382,170	381,094
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-69 Class MB
12/20/2036	5.500%	437,873	440,156
CMO Series 2008-23 Class PH
03/20/2038	5.000%	359,714	355,314
CMO Series 2009-104 Class AB
08/16/2039	7.000%	46,657	46,519
CMO Series 2010-130 Class CP
10/16/2040	7.000%	187,252	195,729
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,468,957	1,424,074
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,606,616	1,442,442
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	655	585
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,620	2,355
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,262	28,117
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,028,000	905,525
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,686,482	1,451,881
CMO Series 2016-136 Class A
07/20/2044	3.000%	848,455	740,733
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,872,486	1,479,201
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,768,961	3,364,106
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	754,659	683,725
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,123,677
CMO Series 2020-133 Class GA
09/20/2050	1.000%	1,951,381	1,628,996
CMO Series 2020-138 Class LE
09/20/2050	1.500%	4,381,824	3,439,487
CMO Series 2021-215 Class GA
12/20/2051	2.000%	1,015,640	859,589
CMO Series 2021-227 Class E
07/20/2050	2.500%	7,355,255	6,299,449
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,317,138	1,286,269
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,486,856	1,406,563
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,300,914	1,234,474

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,167,496	1,148,716
CMO Series 2022-107 Class C
06/20/2051	2.500%	6,103,173	4,847,204
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,656,104	1,584,958
CMO Series 2022-191 Class B
06/20/2041	4.000%	7,263,000	6,683,434
CMO Series 2022-191 Class BY
08/20/2041	4.000%	7,991,000	7,361,655
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,233,687	1,781,666
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,920,000	3,413,746
CMO Series 2022-34 Class DN
09/20/2041	3.500%	3,093,692	2,842,654
CMO Series 2022-5 Class BA
10/20/2049	2.000%	7,489,089	6,309,589
CMO Series 2022-50 Class CA
03/20/2052	3.000%	5,327,458	4,675,340
CMO Series 2022-50 Class DC
08/20/2051	2.500%	1,839,028	1,594,167
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,479,401	3,238,145
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,892,988	1,531,155
Government National Mortgage Association(d)
03/20/2048	4.764%	2,911,962	2,888,783
05/20/2063	4.390%	13,439	13,185
CMO Series 2010-H17 Class XQ
07/20/2060	5.138%	3,614	3,588
CMO Series 2011-137 Class WA
07/20/2040	5.595%	386,587	390,974
CMO Series 2012-141 Class WC
01/20/2042	3.715%	277,261	257,931
CMO Series 2013-54 Class WA
11/20/2042	4.905%	746,611	745,259
CMO Series 2013-75 Class WA
06/20/2040	5.100%	213,260	213,603
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,641,156	1,580,204
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
1-year CMT + 1.701% 02/20/2072	6.582%	6,207,137	6,474,921
1-year CMT + 1.699% 04/20/2072	6.581%	6,640,947	6,932,955
1-year CMT + 1.723% 04/20/2072	6.602%	5,616,540	5,861,875
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	4.224%	37,290	39,837
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	5.994%	246,735	246,588
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	6.144%	5,641	5,603
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	6.094%	5,031	4,996
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	5.994%	2,910	2,889
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	6.024%	5,207	5,181
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	5.959%	213,064	212,853
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	5.944%	4,429	4,382
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.840%	5,716	5,642
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	5.914%	246,088	245,545
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	5.854%	280,965	280,334
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	5.924%	185,519	185,239
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	5.944%	1,093,289	1,091,959
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	6.194%	71,232	71,400
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	6.144%	466,888	467,389
CMO Series 2015-161 Class GF
1-month Term SOFR + 0.414% Floor 0.300%, Cap 6.500% 11/20/2045	5.743%	917,625	896,407
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	5.964%	789,299	788,537
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	5.964%	437,230	434,260
CMO Series 2015-H30 Class FE
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 11/20/2065	6.044%	3,591,752	3,592,334
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	6.054%	2,519,653	2,503,020
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	6.019%	5,560,512	5,510,057
Government National Mortgage Association(b),(e)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	0.657%	355,845	14,706
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	1.237%	237,673	7,146
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	0.707%	221,538	2,065
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	0.457%	278,809	7,579
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	1.857%	231,658	6,823
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	0.557%	379,581	14,161
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	0.659%	125,658	4,598
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	0.609%	106,552	6,671
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	0.809%	273,451	15,957
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	0.647%	384,731	26,400
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	1.257%	441,608	27,653
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	1.157%	206,929	10,807

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	40,189	35,922
CMO Series 2010-157 Class OP
12/20/2040	0.000%	215,737	179,361
Government National Mortgage Association(e)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	286,526	58,921
Government National Mortgage Association TBA(k)
04/18/2054	5.000%	36,900,000	36,263,724
04/18/2054	5.500%	24,000,000	23,977,460
04/18/2054- 05/20/2054	6.500%	13,300,000	13,517,452
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,987,760	2,882,153
Uniform Mortgage-Backed Security TBA(k)
04/11/2054	2.500%	17,425,000	14,401,071
04/11/2054	3.000%	28,000,000	24,085,912
04/11/2054	4.000%	8,050,000	7,454,313
04/11/2054	4.500%	6,480,000	6,170,401
04/11/2054	6.000%	43,200,000	43,593,291
04/11/2054	6.500%	33,800,000	34,530,694
Total Residential Mortgage-Backed Securities - Agency (Cost $1,495,711,626)			1,448,214,142

Residential Mortgage-Backed Securities - Non-Agency 3.2%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2021-B Class A
06/25/2066	2.239%	2,420,410	2,345,218
Anchor Mortgage Trust(a),(d)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,619,033
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	697,995	632,673
CMO Series 2021-6 Class A1
09/25/2066	1.483%	1,341,003	1,085,821
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	156,306	141,395
ANTLR Mortgage Trust(a),(d)
CMO Series 2021-RTL1 Class A2
01/25/2025	3.981%	4,600,000	4,451,680
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	22,454	21,329
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	5.468%	14,481	13,634
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-7 Class 6A
10/25/2033	5.634%	72,146	67,720
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	6.344%	177,107	168,143
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	802,007	764,319
CMO Series 2019-3 Class A1
11/25/2059	2.724%	223,582	217,647
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	5.769%	95,993	93,051
CMO Series 2007-A1 Class 2A1
02/25/2037	5.244%	39,023	36,558
CMO Series 2007-A1 Class 7A1
02/25/2037	5.456%	12,762	12,481
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	24,754	23,095
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	70,831	68,603
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	5.688%	48,010	46,633
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,777,589	1,402,905
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,911,864	1,556,345
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	94,360	89,785
CMO Series 2004-3 Class A26
04/25/2034	5.500%	44,177	42,143
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	92,346	90,701
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	31,851	30,136
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	540	525
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	65,555	63,451
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	101,273	97,894
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	3,272,179	3,214,014
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	2,875,608
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	968,461	924,146
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,639,440
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,004,268
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,185,204
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,589,984
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,112,261
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	5.794%	420,063	352,801
GSMPS Mortgage Loan Trust(a),(d),(e)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	325,549	1,828
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	86,467	85,070
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	5.500%	5,630	5,301
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	5.638%	332,443	316,418
Headlands Residential LLC(a),(d)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	6,432,897	6,121,111
Hundred Acre Wood Trust(a),(c)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,940,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	6.044%	133,148	123,273
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	44,486	42,550
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.350%, Cap 11.500% 05/25/2036	6.144%	22,074	19,482
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	6.095%	51,323	49,181
CMO Series 2007-A1 Class 5A5
07/25/2035	5.516%	64,661	62,982
LHOME Mortgage Trust(a),(d)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,754,049
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,216,541
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	5.990%	57,387	54,223
CMO Series 2004-13 Class 3A7
11/21/2034	5.371%	103,561	96,520
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	16,973	14,182
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	62,917	59,808
CMO Series 2004-2 Class A2
08/25/2032	6.500%	99,093	94,783
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.390%, Cap 11.750% 03/25/2028	6.224%	23,311	21,608
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	6.064%	107,059	100,842
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.230%, Cap 11.750% 04/25/2029	5.904%	89,232	82,241

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.300%, Cap 11.750% 01/25/2030	6.362%	13,362	12,389
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	5.124%	74,100	68,608
CMO Series 2004-A4 Class A2
08/25/2034	4.920%	99,212	92,407
MFA Trust(a),(d)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	725,362	614,756
Mill City Securities Ltd.(a),(d)
CMO Series 2021-RS1 Class A2
04/28/2066	3.951%	4,449,000	3,991,851
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.644%	93,800	91,671
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	75,181	65,125
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	205,866	189,579
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month Term SOFR + 0.864% Floor 0.750% 05/25/2055	6.194%	4,656,600	4,657,542
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	2,325,955	2,186,731
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,626,660	1,559,211
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,574,651	1,546,935
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	5,031,863	4,890,216
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	2,505,698	2,466,832
CMO Series 2021-NPL4 Class A1
10/27/2060	2.363%	2,435,677	2,345,544
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	1,990,526	1,941,966
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-RN3 Class A1
09/25/2051	1.843%	4,101,620	3,910,347
RCO VI Mortgage LLC(a),(d)
CMO Series 2022-1 Class A1
01/25/2027	3.000%	2,784,039	2,695,384
CMO Series 2022-1 Class A2
01/25/2027	5.250%	2,500,000	2,427,364
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	110,175	109,546
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	5.964%	147,136	145,232
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,285,818
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,603,939	1,461,023
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,722,683	2,581,464
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.823%	209,016	196,770
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	6.083%	163,065	152,033
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	6.043%	189,712	168,498
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	6.082%	99,426	95,109
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	88,067	81,517
CMO Series 2020-3 Class A1
04/25/2065	1.486%	408,498	383,151
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	340,206	309,242
CMO Series 2021-1 Class A1
05/25/2065	1.219%	482,653	420,839
CMO Series 2021-4 Class A1
08/25/2056	1.162%	1,723,201	1,426,841
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	5.710%	57,992	53,446
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.330%, Cap 11.000% 10/19/2034	6.101%	127,683	118,194
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.250%, Cap 11.000% 07/19/2035	5.941%	85,808	79,926
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	189,688	179,381
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	5.893%	89,069	87,392
CMO Series 2003-40A Class 3A2
01/25/2034	5.903%	64,544	61,978
CMO Series 2004-6XS Class A5A
03/25/2034	5.428%	1,727	1,717
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.428%	2,072	2,060
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	5.614%	73,976	68,762
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,669,480	1,655,504
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	2,586,733	2,505,581
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	4,407,947	4,296,862
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	65,776	66,960
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	3,274,908	3,193,687
Vericrest Opportunity Loan Transferee XCIV LLC(a),(d)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	2,234,100	2,194,694
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	1,689,009	1,652,469
Vericrest Opportunity Loan Transferee XCVII LLC(a),(d)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	2,037,868	1,998,411
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Trust CI LLC(a),(d)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	2,061,792	2,002,103
Verus Securitization Trust(a),(d)
CMO Series 2019-4 Class A1
11/25/2059	3.642%	307,748	298,187
CMO Series 2019-INV3 Class A1
11/25/2059	3.692%	129,794	125,398
CMO Series 2020-2 Class A1
05/25/2060	2.226%	142,649	140,925
CMO Series 2021-1 Class A1
01/25/2066	0.815%	610,425	526,155
CMO Series 2021-2 Class A1
02/25/2066	1.031%	1,176,141	1,018,115
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,207,647	1,004,016
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,556,747	1,229,942
CMO Series 2021-5 Class A1
09/25/2066	1.013%	4,159,549	3,446,061
CMO Series 2021-7 Class A1
10/25/2066	1.829%	1,770,720	1,534,288
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,699,487	1,480,955
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	498,605	463,401
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	635,706	563,974
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	379,768	349,905
VM Master Issuer LLC(a),(c),(d),(f)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,692,000	7,536,622
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	5.857%	140,913	129,781
CMO Series 2003-AR5 Class A7
06/25/2033	4.809%	53,545	52,779
CMO Series 2003-AR6 Class A1
06/25/2033	5.387%	58,316	55,875
CMO Series 2003-AR7 Class A7
08/25/2033	5.579%	90,627	83,396
CMO Series 2004-AR3 Class A2
06/25/2034	4.648%	42,843	38,700

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	7,845	7,628
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2004-U Class A1
10/25/2034	5.925%	94,194	89,325
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $163,459,457)			154,308,733

U.S. Government & Agency Obligations 0.9%

Federal Home Loan Banks(j)
09/30/2031	1.250%	4,440,000	3,733,969
Federal Home Loan Mortgage Corp.(g)
12/14/2029	0.000%	3,534,000	2,742,871
Federal National Mortgage Association(g)
11/15/2030	0.000%	10,386,000	7,663,238
Federal National Mortgage Association
08/21/2035	1.520%	4,535,000	3,128,903
01/25/2036	1.900%	4,045,000	2,887,495
Israel Government AID Bond(g)
11/01/2024	0.000%	5,000,000	4,845,890
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,075,542
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	5,419,804
09/15/2060	4.625%	835,000	785,935
09/15/2065	4.250%	1,423,000	1,245,894
Tennessee Valley Authority(g)
STRIPS
11/01/2025	0.000%	8,500,000	7,832,222
06/15/2035	0.000%	750,000	423,257
Total U.S. Government & Agency Obligations (Cost $45,653,796)			41,785,020

U.S. Treasury Obligations 16.8%

U.S. Treasury
11/30/2024	4.500%	652,000	648,893
01/31/2025	4.125%	4,622,000	4,584,085
03/15/2025	1.750%	10,978,000	10,641,799
11/15/2025	2.250%	10,154,000	9,753,790
01/31/2026	0.375%	2,026,000	1,873,179
02/28/2026	4.625%	3,075,000	3,072,838
04/30/2026	0.750%	5,231,000	4,832,954
08/15/2026	1.500%	13,636,000	12,705,982
10/31/2026	1.125%	28,814,000	26,468,360
03/15/2027	4.250%	19,063,000	18,978,110
07/31/2027	0.375%	17,781,000	15,594,493
07/31/2027	2.750%	13,378,000	12,705,965
08/31/2027	0.500%	46,611,000	40,944,850
11/30/2027	0.625%	5,544,000	4,852,732
01/31/2028	0.750%	6,084,000	5,323,500
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/2028	1.250%	26,142,000	23,182,644
08/15/2028	2.875%	9,214,000	8,701,471
08/31/2028	1.125%	13,782,000	12,052,790
09/30/2028	1.250%	34,206,000	30,018,437
01/31/2029	4.000%	1,143,000	1,131,570
02/28/2029	4.250%	14,979,000	15,003,575
03/31/2029	2.375%	11,412,000	10,460,703
06/30/2029	3.250%	24,793,000	23,650,198
07/31/2029	2.625%	2,070,000	1,912,809
12/31/2029	3.875%	13,293,000	13,054,141
03/31/2030	3.625%	4,842,000	4,688,040
10/31/2030	4.875%	4,128,000	4,278,930
11/30/2030	4.375%	2,929,000	2,953,713
02/28/2031	4.250%	316,000	316,642
02/15/2032	1.875%	24,015,000	20,288,923
08/15/2032	2.750%	29,525,000	26,494,074
02/15/2034	4.000%	14,126,000	13,896,452
05/15/2040	1.125%	15,846,000	9,903,750
08/15/2040	1.125%	72,741,000	45,019,860
11/15/2040	1.375%	52,877,000	34,014,783
02/15/2041	1.875%	5,531,000	3,857,008
02/15/2041	4.750%	2,429,000	2,541,721
05/15/2041	2.250%	21,530,000	15,912,016
08/15/2041	1.750%	60,290,000	40,695,750
11/15/2041	2.000%	13,121,000	9,205,202
11/15/2041	3.125%	1,595,000	1,340,298
02/15/2042	2.375%	3,089,000	2,298,409
11/15/2042	2.750%	6,935,000	5,428,805
11/15/2042	4.000%	10,520,000	9,913,456
02/15/2043	3.125%	2,000,000	1,656,875
05/15/2043	3.875%	22,563,000	20,835,520
08/15/2043	4.375%	1,000	989
11/15/2043	3.750%	3,952,000	3,575,325
11/15/2043	4.750%	4,689,000	4,867,035
02/15/2044	3.625%	9,618,000	8,534,472
02/15/2044	4.500%	637,000	640,782
05/15/2044	3.375%	5,000,000	4,267,187
02/15/2045	2.500%	11,825,000	8,648,879
08/15/2045	2.875%	13,210,000	10,283,159
11/15/2048	3.375%	4,911,000	4,104,522
02/15/2050	2.000%	2,295,000	1,437,961
02/15/2051	1.875%	12,000,000	7,231,875
05/15/2051	2.375%	58,215,000	39,549,816
02/15/2052	2.250%	7,000,000	4,607,969
02/15/2053	3.625%	7,194,000	6,320,603
08/15/2053	4.125%	7,168,000	6,894,720
11/15/2053	4.750%	2,733,000	2,919,186
02/15/2054	4.250%	28,149,000	27,704,774
U.S. Treasury(k)
03/31/2026	4.500%	5,028,000	5,016,319
03/31/2029	4.250%	29,039,000	28,922,660
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g)
STRIPS
02/15/2032	0.000%	13,100,000	9,375,711
08/15/2033	0.000%	4,000,000	2,678,125
11/15/2033	0.000%	7,400,000	4,902,789
02/15/2034	0.000%	4,400,000	2,884,578
05/15/2034	0.000%	2,400,000	1,556,344
11/15/2034	0.000%	1,850,000	1,172,365
11/15/2040	0.000%	53,665,000	25,002,440
02/15/2041	0.000%	7,122,822	3,277,333
Total U.S. Treasury Obligations (Cost $882,420,431)			814,068,013

Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(n),(o)	241,221,283	241,173,039
Total Money Market Funds (Cost $241,169,755)		241,173,039
Total Investments in Securities (Cost: $5,308,689,211)		5,065,603,589
Other Assets & Liabilities, Net		(218,609,721)
Net Assets		4,846,993,868
At March 31, 2024, securities and/or cash totaling $6,763,100 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	30	06/2024	USD	3,613,125	75,373	—
U.S. Treasury 10-Year Note	27	06/2024	USD	2,991,516	18,897	—
U.S. Treasury 2-Year Note	769	06/2024	USD	157,248,485	—	(138,257)
U.S. Treasury 5-Year Note	840	06/2024	USD	89,893,125	256,437	—
U.S. Treasury Ultra 10-Year Note	7	06/2024	USD	802,266	7,696	—
U.S. Treasury Ultra Bond	705	06/2024	USD	90,945,000	2,686,621	—
Total					3,045,024	(138,257)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2024, the total value of these securities amounted to $1,095,024,274, which represents 22.59% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2024.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2024.

(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $14,032,237, which represents 0.29% of total net assets.

(g)	Zero coupon bond.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Perpetual security with no specified maturity date.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2024.

(k)	Represents a security purchased on a when-issued basis.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2024.

Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – Partners Core Bond Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	236,590,405	442,946,199	(438,362,015)	(1,550)	241,173,039	(6,166)	3,087,430	241,221,283
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Bond Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7052_12_C01_(05/24)